                                                           File Number 33-80788

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment Number
                                                     ---

                     Post-Effective Amendment Number  5
                                                     ---

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
     ---------------------------------------------------------------------
                           (Exact Name of Registrant)

                  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
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                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
     ---------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (612) 665-3500
     ---------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)


          Dennis E. Prohofsky                             Copy to:
         Senior Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                  Jones & Blouch L.L.P.
The Minnesota Mutual Life Insurance Company     1025 Thomas Jefferson St., N.W.
         400 Robert Street North                       Suite 405 West
     St. Paul, Minnesota  55101-2098               Washington, D.C.  20007
-------------------------------------------
  (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
        immediately upon filing pursuant to paragraph (b)
    ---

     X  on May 1, 1998 pursuant to paragraph (b) of Rule 485
    ---

        60 days after filing pursuant to paragraph (a)(i)
    ---
        on (date) pursuant to paragraph (a)(i)
    ---
        75 days after filing pursuant to paragraph (a)(ii)
    ---
        on (date) pursuant to paragraph (a)(ii) of Rule 485.
    ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                   Minnesota Mutual Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms

    3.          Questions and Answers About the Variable Annuity Contract

    4.          Condensed Financial Information; Performance Data

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contract

    8.          Description of the Contract; Annuity Payments and Options

    9.          Description of the Contract; Death Benefits

   10.          Description of the Contract; Purchase Payments and Value of the
                Contract

   11.          Description of the Contract; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional
                Information

VARIABLE ANNUITY CONTRACT PROSPECTUS

MULTIOPTION SELECT

FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
OF MINNESOTA MUTUAL'S VARIABLE ANNUITY ACCOUNT


The individual variable annuity contract offered by this Prospectus is designed for use in connection with personal retirement plans, some of which may qualify for federal income tax advantages available under sections 401, 403, 408, 408A, or 457 of the Internal Revenue Code. It may also be used apart from a qualified plan.


  The owner of a contract will have contract values accumulated on a completely variable basis as part of the Variable Annuity Account. The Variable Annuity Account invests its assets in shares of Advantus Series Fund, Inc. and Class 2 of the Templeton Developing Markets Funds (the "Funds"). The accumulation value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Funds selected by the contract owner. The contract owner bears the entire investment risk for any amounts allocated to the Portfolios of the Funds.


  This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Variable Annuity Account, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 665-3500; after September 1, 1998, (651) 665-3500, or by writing Minnesota Mutual at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears in this Prospectus on page 30.


This Prospectus is not valid unless attached to a current prospectus of Advantus Series Fund, Inc. and the Templeton Developing Markets Fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

   [LOGO]

THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
400 ROBERT STREET NORTH
ST. PAUL, MN 55101-2098
PH 612/665-3500
http://www.minnesotamutual.com


The date of this document and the Statement of Additional Information is: May 1, 1998.

TABLE OF CONTENTS


                                                               Page
Special Terms...............................................      3

Questions and Answers About the Variable Annuity Contract...      4

Expense Table...............................................      9

Condensed Financial Information.............................     12

Performance Data............................................     14

General Descriptions
    The Minnesota Mutual Life Insurance Company.............     15
    Variable Annuity Account................................     15
    Advantus Series Fund, Inc...............................     15
    Templeton Variable Products Series Fund.................     16
    Additions, Deletions or Substitutions...................     17

Contract Charges
    Deferred Sales Charges..................................     17
    Mortality and Expense Risk Charges......................     18
    Transaction and Contract Charges........................     18

Voting Rights...............................................     19

Description of the Contract
    General Provisions......................................     19
    Annuity Payments and Options............................     20
    Death Benefits..........................................     24
    Purchase Payments, Value of the Contract and
     Transfers..............................................     24
    Redemptions.............................................     26

Federal Tax Status..........................................     27

Year 2000 Computer Problem..................................     32

Statement of Additional Information.........................     32

Appendix A--Illustration of Variable Annuity Values.........     33


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the Variable Annuity Account.

ANNUITANT: the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE: the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account, namely, Advantus Series Fund, Inc. and its Portfolios and Class 2 of the Templeton Developing Markets Fund.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contract described herein.

PURCHASE PAYMENTS: amounts paid to us under a contract.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Minnesota Mutual Variable Annuity Account, where the investment experience of its assets is kept separate from that of our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

VOLUME CREDIT: an additional amount, other than a dividend, which may be credited by us to your contract.

WE, OUR, US: The Minnesota Mutual Life Insurance Company.

YOU, YOUR: the Contract Owner.

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?
An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?
The contract is a variable annuity contract issued by us which provides for monthly annuity payments. These payments may begin immediately or at a future date elected by you. Purchase payments received by us under a contract are allocated to the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in one or more Portfolios of Advantus Series Fund, Inc. according to your instructions. If your application fails to specify which Portfolios are desired, or is otherwise incomplete, and you do not consent to our retention of your initial payment until the application is made complete, we will return your initial payment within five business days. There are no interest or principal guarantees on your funds.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?
Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of each Fund. Each Fund is a mutual fund of the series type, which means that it has several different portfolios which it offers for investment. Shares of each Fund will be made available at net asset value to the Variable Annuity Account to fund the variable annuity contract. The Fund is also required to redeem its shares at net asset value at our request. We reserve the right to add, combine or remove other eligible funds.
  The investment objectives and certain policies of the Portfolios of the Advantus Series Fund are as follows:
      The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.
      The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.
      The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.
      AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
      The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.
      The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective, the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.
      The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.
      The Capital Appreciation Portfolio seeks growth of capital. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any equity investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.
      The International Stock Portfolio seeks long-term capital growth. In pursuit of this objective, the International Stock Portfolio will follow a policy of investing in stocks issued by companies, large and small, and debt obligations of companies and governments outside the United States. Current income will be incidental to the objective of capital growth. The Portfolio is designed for persons seeking international diversification. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.
      The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common or preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.

      The Maturing Government Bond Portfolios seek to provide as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. The investments in each Portfolio are primarily zero coupon securities, debt securities which pay no cash income and are sold at a discount from their par value at maturity, particularly those issued by the U.S. Treasury and those issued by the U.S. Government and its agencies. There are four Portfolios of this type and each will mature on a specified target date as indicated in the name of each Portfolio. The current maturity dates are in September in the years 1998, 2002, 2006 and 2010.


      The Value Stock Portfolio seeks the long-term accumulation of capital. The production of income through the holdings of dividend-paying stocks will be a secondary objective of the Portfolio. The Value Stock Portfolio will invest primarily in equity securities of companies which, in the opinion of the Portfolio's investment adviser, have market values which appear low relative to their underlying value or future earnings and growth potential.

      The Small Company Value Portfolio seeks the long-term accumulation of capital. The Portfolio will follow a policy of investing primarily in the equity securities of small companies, defined in terms of market capitalization and which appear to have market values which are low relative to their underlying value or future earnings and growth potential. Dividend income will be incidental to the investment objective for this Portfolio.

      The Global Bond Portfolio formerly the International Bond Portfolio prior to May 1, 1998, seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in a managed portfolio of non-U.S. dollar debt securities issued by foreign governments, companies and supranational entities.

      The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 Mid Cap Index. The Portfolio pursues its investment objective by investing primarily in the 400 common stocks that comprise the Index, issued by medium-sized domestic companies with market capitalizations that generally range from $200 million to $5 billion. It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The inclusion of a stock in the

    Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment, nor is it a sponsor or in any way affiliated with the Portfolio.

      The Macro-Cap Value Portfolio seeks to provide high total return. It pursues this objective by investing in equity securities that the sub-adviser believes, through the use of dividend discount models, to be undervalued relative to their long-term earnings power, creating a diversified portfolio of equity securities which typically will have a price/earnings ratio and a price to book ratio that reflects a value orientation. The Portfolio seeks to enhance its total return relative to that of a universe of large-sized U.S. companies.

      The Micro-Cap Growth Portfolio seeks long-term capital appreciation. It pursues its objective by investing primarily in equity securities of smaller companies which the sub-adviser believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average revenue growth. It will invest primarily in common stocks and stock equivalents of micro-cap companies, that is, companies with a market capitalization of less than $300 million.

      The Real Estate Securities Portfolio seeks above-average income and long-term growth of capital. The Portfolio intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. The Portfolio seeks to provide a yield in excess of the yield of the Standard & Poor's Corporation 500 Composite Stock Price Index.

  In addition to the investments in the Advantus Series Fund, the Variable Annuity Account invests in the Templeton Developing Markets Fund, a diversified portfolio with two classes of shares of the Templeton Variable Products Series Fund Class 2, a mutual fund of the series type.

  The investment objectives and certain policies of the Templeton Developing Markets Fund available under the contract are as follows:

      The Templeton Developing Markets Fund seeks long-term capital appreciation. It pursues this objective by investing primarily in equity securities of issuers in countries having developing markets. Countries generally considered to have developing markets are all countries that are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World
    Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing.
  There is no assurance that any Fund will meet its objectives. Additional information concerning the investment objectives and policies of the Funds can be found in the current prospectus for each Fund, which is attached to this Prospectus.
  A person should carefully read each prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?
Yes. You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. And before annuity payments begin, you may transfer all or a part of your accumulation value from one Fund to another or among the Portfolios. After annuity payments begin, amounts held as annuity reserves may be transferred among the variable annuity sub-accounts subject to some restrictions. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period. For a more detailed discussion of applicable telephone procedures, please see page 23 of this Prospectus under the heading "Purchase Payments, Value of the Contract and Transfers."

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?
We deduct from the net asset value of the Variable Annuity Account an amount, computed daily, equal to an annual rate of 1.25% for mortality and expense risk guarantees. This total represents a charge of .80% for our assumption of mortality risks and .45% for our assumption of expense risks. We reserve the right to increase the charge for the assumption of expense risks to not more than .60%. If this charge is increased to this maximum amount, then the total of the mortality risk and expense risk charge would be 1.40% on an annual rate.
  In addition, Advantus Capital Management, Inc., one of our subsidiaries, acts as the investment adviser to the Series Fund and deducts from the net asset value of each Portfolio of the Series Fund a fee for its services which are provided under an investment advisory agreement. The investment advisory agreements with Advantus Capital provide that the fee shall be computed at the annual rate of .4% of the Index 400 Mid-Cap and Index 500 Portfolios, .75% of the Capital Appreciation, Value Stock, Small Company Value, Real Estate Securities and the Small Company Portfolios, 1.0% of the International Stock Portfolio, .6% of the Global Bond Portfolio, .7% of the Macro-Cap Value Portfolio, 1.1% of the Micro-Cap Growth Portfolio, .25% for each Maturing Government Bond Portfolio and .5% of each of the remaining Portfolio's net assets. For the Templeton Developing Markets Fund, its investment manager deducts from the net asset value of the Fund a fee for services provided under an investment advisory agreement which, effective May 1, 1997, will be at an annual rate of 1.25%. Also deducted from the net asset value on a daily basis is a Rule 12b-1 fee of .25%.


  The Funds are subject to certain expenses that may be incurred with respect to their operations. For more information, see the prospectuses of each Fund which are attached to this prospectus. The Templeton Developing Markets Fund pays its investment adviser management fees at an annual rate of 1.25% of the Fund's average daily net assets and pays other operating expenses which will vary every year but, for the most recent fiscal year, were 0.33% of its average daily net assets. In addition, Class 2 of the Templeton Developing Markets Fund has a rule 12b-1 plan and may pay up to 0.25% annually of the average daily net assets for distribution. For more information, see the fund's prospectus.

  In addition, a deferred sales charge may apply. Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.
  For more information on charges, see the heading "Contract Charges" in this Prospectus. The deferred sales charge is discussed below.

WHAT IS THE DEFERRED SALES CHARGE?
We deduct a deferred sales charge on contract withdrawals and surrenders during the first seven contract years following receipt of each purchase payment for expenses relating to the sale of the contract. The amount of any deferred sales charge is deducted from the accumulation value.
  The amount of deferred sales charge, as a percentage of the amount surrendered or withdrawn, decreases during the first seven contract years following receipt of each purchase payment from an initial charge of 7% to 0%. The charge does not apply to the excess, if any, of the accumulation value over the sum of all purchase payments made to the contract, less the amount of previous purchase payment withdrawals. The charge is applied to each purchase payment on a first-in, first-out basis. The charge will not exceed 7% of the purchase payments made under the contract.
  There is no deferred sales charge on (1) amounts applied to provide an annuity under the contract, (2) amounts returned pursuant to the contracts' cancellation right, or (3) amounts paid in the event of the death of the owner.
  For more information on this charge, see the heading "Deferred Sales Charges" in this Prospectus.

ARE THERE ANY OTHER CHARGES IN THE CONTRACT?
Yes. We reserve the right to make a charge, not to exceed $25, for transfers occurring more frequently than once a month. Currently we do not impose such a charge. Also, the contract contains a provision of a contract fee of $200 when a fixed annuity is elected.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?
Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Partial withdrawals must be pursuant to your written request.
  Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax of 10% of the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2. For more information, see the heading "Federal Tax Status" in this Prospectus.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time. These rights are subject to change and may vary among the states.


IS THERE A GUARANTEED DEATH BENEFIT?
Yes. The death benefit shall be equal to the greater of: (1) the amount of the accumulation value payable at death; or (2) the amount of the total purchase payments as consideration for this contract, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?
The contract specifies several annuity options. Each annuity option may be elected on either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request. The specified annuity options are a life annuity; a life annuity with a period certain of either 120 months, 180 months or 240 months; a joint and last survivor annuity and a period certain annuity.

WHAT IF THE OWNER DIES?
If you die before payments begin, we will pay the death benefit to the named beneficiary. In the case of joint owners, this amount would be payable at the death of the second owner.
  If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

WHAT VOTING RIGHTS DO YOU HAVE?
Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE
The tables shown below are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. The tables show the expenses of each portfolio of the Funds after expense reimbursement.
  The following contract expense information is intended to illustrate the expenses of the MultiOption Select variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
MULTIOPTION SELECT
CONTRACT OWNER TRANSACTION EXPENSES
  The amount of the deferred sales charge percentage is as shown in the table below:

  CONTRACT YEARS SINCE PAYMENT       CHARGE
--------------------------------  -------------
              0-1                          7%
              1-2                          7%
              2-3                          6%
              3-4                          5%
              4-5                          4%
              5-6                          3%
              6-7                          2%
        7 and thereafter                   0%

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

    Mortality and Expense Risk Fees...............   1.25%
                                                    ------
        Total Separate Account Annual Expenses....   1.25%
                                                    ------
                                                    ------


Note: We have reserved the right to increase the total of the mortality and expense risk fees to not more than 1.40% on an annual rate. For more information on these charges, please see the heading "Mortality and Expense Risk Charges" on page 17 of this Prospectus.



FUND ANNUAL EXPENSES
(As a percentage of average net assets for the described Advantus Series Fund, Inc. Portfolios and the Templeton Variable Product Series.)



                                                             OTHER                         TOTAL FUND
                                          INVESTMENT       EXPENSES                      ANNUAL EXPENSES
                                          MANAGEMENT    (AFTER EXPENSE    DISTRIBUTION   (AFTER EXPENSE
                                             FEES       REIMBURSEMENTS)     EXPENSES     REIMBURSEMENTS)
                                          -----------   ---------------   ------------   ---------------
Advantus Series Fund, Inc.:
    Growth Portfolio....................      0.50%           0.05%             --             0.55%
    Bond Portfolio......................      0.50%           0.07%             --             0.57%
    Money Market Portfolio..............      0.50%           0.09%             --             0.59%
    Asset Allocation Portfolio..........      0.50%           0.05%             --             0.55%
    Mortgage Securities Portfolio.......      0.50%           0.09%             --             0.59%
    Index 500 Portfolio.................      0.40%           0.05%             --             0.45%
    Capital Appreciation Portfolio......      0.75%           0.05%             --             0.80%
    International Stock Portfolio.......      0.71%           0.26%             --             0.97%
    Small Company Portfolio.............      0.75%           0.07%             --             0.82%
    Maturing Government Bond 1998
      Portfolio (1).....................      0.25%           0.15%             --             0.40%

                                                             OTHER                         TOTAL FUND
                                          INVESTMENT       EXPENSES                      ANNUAL EXPENSES
                                          MANAGEMENT    (AFTER EXPENSE    DISTRIBUTION   (AFTER EXPENSE
                                             FEES       REIMBURSEMENTS)     EXPENSES     REIMBURSEMENTS)
                                          -----------   ---------------   ------------   ---------------
    Maturing Government Bond 2002
      Portfolio (1).....................      0.25%           0.15%             --             0.40%
    Maturing Government Bond 2006
      Portfolio (1).....................      0.25%           0.15%             --%            0.40%
    Maturing Government Bond 2010
      Portfolio (1).....................      0.25%           0.15%             --             0.40%
    Value Stock Portfolio...............      0.75%           0.05%             --             0.80%
    Small Company Value Portfolio (1)...      0.75%           0.15%             --             0.90%
    Global Bond Portfolio...............      0.60%           1.00%             --             1.60%
    Index 400 Mid-Cap Portfolio (1).....      0.40%           0.15%             --             0.55%
    Macro-Cap Value Portfolio (1).......      0.70%           0.15%             --             0.85%
    Micro-Cap Growth Portfolio (1)......      1.10%           0.15%             --             1.25%
    Real Estate Securities Portfolio
      (2)...............................      0.75%           0.15%             --             0.90%
Templeton Variable Products Series:
    Developing Markets Fund Class 2.....      1.25%           0.33%(3)        0.25%            1.83%



(1) Minnesota Mutual voluntarily absorbed certain expenses of the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Small Company Value, Index 400 Mid-Cap, Macro-Cap Value and Micro-Cap Growth Portfolios for the period ended December 31, 1997. If these portfolios had been charged for expenses, the ratio of expenses to average daily net assets would have been .74%, 1.14%, 1.50%, 1.85%, 1.78%, 1.70%, 3.13% and 2.03%, respectively. It is
    Minnesota Mutual's present intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Mutual also reserves the option to reduce the level of other expenses which it will voluntarily absorb.



(2) Because the Portfolio will be available on May 1, 1998, the figure for other expenses has been based on estimated expenses for the current year. Minnesota Mutual has voluntarily agreed to absorb or waive other expenses which exceed, as a percentage of daily net assets, .15%. If the Portfolio was to be charged for these expenses, it is estimated that the ratio of total expenses to average daily net assets would be 1.78%. Minnesota Mutual also reserves the option to reduce the level of other expenses which it will voluntarily absorb.



(3) Developing Markets Fund Class 2 has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. The Rule 12b-1 Plan allows for an annual fee equal to .25% of average daily net assets of the Developing Markets Fund Class 2.

CONTRACT OWNER EXPENSE EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.



                                              IF YOU SURRENDERED YOUR               IF YOU ANNUITIZE AT THE END OF THE
                                             CONTRACT AT THE END OF THE              APPLICABLE TIME PERIOD OR YOU DO
                                               APPLICABLE TIME PERIOD                  NOT SURRENDER YOUR CONTRACT*
                                     ------------------------------------------   --------------------------------------
                                      1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR   3 YEARS    5 YEARS   10 YEARS
                                     --------   --------   --------   ---------   ------   --------   -------   --------
Growth Portfolio...................   $  88      $ 117      $ 137       $ 212      $18       $ 57      $ 97       $212
Bond Portfolio.....................   $  88      $ 117      $ 139       $ 214      $18       $ 57      $ 99       $214
Money Market Portfolio.............   $  89      $ 118      $ 140       $ 216      $19       $ 58      $100       $216
Asset Allocation Portfolio.........   $  88      $ 117      $ 137       $ 212      $18       $ 57      $ 97       $212
Mortgage Securities Portfolio......   $  89      $ 118      $ 140       $ 216      $19       $ 58      $100       $216
Index 500 Portfolio................   $  87      $ 114      $ 132       $ 201      $17       $ 54      $ 92       $201
Capital Appreciation Portfolio.....   $  91      $ 124      $ 150       $ 238      $21       $ 64      $110       $238
International Stock Portfolio......   $  93      $ 129      $ 159       $ 255      $23       $ 69      $119       $255
Small Company Portfolio............   $  91      $ 125      $ 151       $ 240      $21       $ 65      $111       $240
Maturing Government Bond 1998
  Portfolio........................   $  87      $ 112      $ 130       $ 195      $17       $ 52      $ 90       $195
Maturing Government Bond 2002
  Portfolio........................   $  87      $ 112      $ 130       $ 195      $17       $ 52      $ 90       $195
Maturing Government Bond 2006
  Portfolio........................   $  87      $ 112      $ 130       $ 195      $17       $ 52      $ 90       $195
Maturing Government Bond 2010
  Portfolio........................   $  87      $ 112      $ 130       $ 195      $17       $ 52      $ 90       $195
Value Stock Portfolio..............   $  91      $ 124      $ 150       $ 238      $21       $ 64      $110       $238
Small Company Value Portfolio......   $  92      $ 127      $ 155       $ 248      $22       $ 67      $115       $248
Global Bond Portfolio..............   $  99      $ 148      $ 190       $ 318      $29       $ 88      $150       $318
Index 400 Mid-Cap Portfolio........   $  88      $ 117      $ 137       $ 212      $18       $ 57      $ 97       $212
Macro-Cap Value Portfolio..........   $  91      $ 126      $ 153       $ 243      $21       $ 66      $113       $243
Micro-Cap Growth Portfolio.........   $  95      $ 138      $ 173       $ 284      $25       $ 78      $133       $284
Real Estate Securities Portfolio...   $  92      $ 127        N/A         N/A      $22       $ 67       N/A        N/A
Templeton Developing Markets Class
  2 Portfolio......................   $ 101      $ 155      $ 202       $ 339      $31       $ 95      $162       $339



*Annuitization for this purpose means the election of an Annuity Option under which benefits are expected to continue for a period of at least five years.

CONDENSED FINANCIAL INFORMATION


The financial statements of Minnesota Mutual Variable Annuity Account and the consolidated financial statements of The Minnesota Mutual Life Insurance Company may be found in the Statement of Additional Information.


  The table below gives per unit information about the financial history of each sub-account for the years ended December 31, 1997, 1996, 1995 and the period from September 15, 1994, commencement of operations, to December 31, 1994. (For Small Company Value, Global Bond, Index 400 Mid-Cap, Micro-Cap Growth and Templeton Developing Markets financial history is for the period from October 1, 1997, commencement of operations to December 31, 1997. For Macro-Cap Value Portfolio financial history is for the period from October 15, 1997, commencement of operations, to December 31, 1997.) This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Variable Annuity Account included in this prospectus.



                                                        1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------
Growth Sub-Account:
  Unit value at beginning of period...............         $3.04          $2.63          $2.14          $2.22
  Unit value at end of period.....................         $4.01          $3.04          $2.63          $2.14
  Number of units outstanding at
    end of period.................................    44,705,247     38,448,452     35,809,340     33,090,790
Bond Sub-Account:
  Unit value at beginning of period...............         $2.19          $2.15          $1.82          $1.84
  Unit value at end of period.....................         $2.37          $2.19          $2.15          $1.82
  Number of units outstanding at
    end of period.................................    43,266,404     36,732,062     28,069,241     23,798,963
Money Market Sub-Account:
  Unit value at beginning of period...............         $1.57          $1.52          $1.46          $1.44
  Unit value at end of period.....................         $1.63          $1.57          $1.52          $1.46
  Number of units outstanding at
    end of period.................................    19,804,841     22,929,634     14,809,515     11,720,778
Asset Allocation Sub-Account:
  Unit value at beginning of period...............         $2.76          $2.49          $2.01          $2.05
  Unit value at end of period.....................         $3.25          $2.76          $2.49          $2.01
  Number of units outstanding at
    end of period.................................   119,491,402    116,211,650    110,975,477    109,044,286
Mortgage Securities Sub-Account:
  Unit value at beginning of period...............         $2.01          $1.93          $1.66          $1.68
  Unit value at end of period.....................         $2.17          $2.01          $1.93          $1.66
  Number of units outstanding at
    end of period.................................    34,751,197     32,527,955     31,277,934     31,542,405
Index 500 Sub-Account:
  Unit value at beginning of period...............         $2.91          $2.43          $1.79          $1.85
  Unit value at end of period.....................         $3.81          $2.91          $2.43          $1.79
  Number of units outstanding at
    end of period.................................    54,579,265     46,097,553     35,272,024     29,639,298
Capital Appreciation Sub-Account:
  Unit value at beginning of period...............         $2.93          $2.52          $2.08          $2.10
  Unit value at end of period.....................         $3.71          $2.93          $2.52          $2.08
  Number of units outstanding at
    end of period.................................    53,582,481     51,023,999     45,964,468     40,739,415
International Stock Sub-Account:
  Unit value at beginning of period...............         $1.73          $1.46          $1.30          $1.37
  Unit value at end of period.....................         $1.91          $1.73          $1.46          $1.30
  Number of units outstanding at
    end of period.................................   103,600,602     86,521,264     68,725,183     61,474,893
Small Company Sub-Account:
  Unit value at beginning of period...............         $1.67          $1.59          $1.22          $1.21
  Unit value at end of period.....................         $1.78          $1.67          $1.59          $1.22
  Number of units outstanding at
    end of period.................................    68,590,765     59,295,273     43,234,716     29,723,609

                                                        1997           1996           1995           1994
                                                    ------------   ------------   ------------   ------------
Maturing Government Bond 1998
 Sub-Account:
  Unit value at beginning of period...............         $1.16          $1.12          $0.98          $1.00
  Unit value at end of period.....................         $1.21          $1.16          $1.12          $0.98
  Number of units outstanding at
    end of period.................................     3,789,296      3,911,112      3,330,772      2,578,506
Maturing Government Bond 2002
 Sub-Account:
  Unit value at beginning of period...............         $1.21          $1.20          $0.97          $0.99
  Unit value at end of period.....................         $1.29          $1.21          $1.20          $0.97
  Number of units outstanding at
    end of period.................................     2,938,848      2,935,860      2,417,823      2,528,509
Maturing Government Bond 2006
 Sub-Account:
  Unit value at beginning of period...............         $1.25          $1.28          $0.96          $0.96
  Unit value at end of period.....................         $1.39          $1.25          $1.28          $0.96
  Number of units outstanding at
    end of period.................................     2,665,421      2,334,109      1,878,731      1,808,705
Maturing Government Bond 2010
 Sub-Account:
  Unit value at beginning of period...............         $1.27          $1.33          $0.95          $0.94
  Unit value at end of period.....................         $1.47          $1.27          $1.33          $0.95
  Number of units outstanding at
    end of period.................................     2,017,743      2,077,124        924,681        913,358
Value Stock Sub-Account:
  Unit value at beginning of period...............         $1.78          $1.38          $1.05          $1.09
  Unit value at end of period.....................         $2.13          $1.78          $1.38          $1.05
  Number of units outstanding at
    end of period.................................    68,251,135     43,796,523     18,744,902      7,178,675
Small Company Value Sub-Account:
  Unit value at beginning of period...............         $1.00
  Unit value at end of period.....................         $1.03
  Number of units outstanding at
    end of period.................................     4,822,504
Global Bond Sub-Account:
  Unit value at beginning of period...............         $1.00
  Unit value at end of period.....................         $1.00
  Number of units outstanding at
    end of period.................................    25,083,345
Index 400 Mid-Cap Sub-Account:
  Unit value at beginning of period...............         $1.00
  Unit value at end of period.....................         $1.00
  Number of units outstanding at
    end of period.................................     5,020,041
Macro-Cap Value Sub-Account:
  Unit value at beginning of period...............         $1.00
  Unit value at end of period.....................         $0.98
  Number of units outstanding at
    end of period.................................     5,003,390
Micro-Cap Growth Sub-Account:
  Unit value at beginning of period...............         $1.00
  Unit value at end of period.....................         $0.91
  Number of units outstanding at
    end of period.................................     5,019,879
Templeton Developing Markets Class 2
 Sub-Account:
  Unit value at beginning of period...............         $1.00
  Unit value at end of period.....................         $0.69
  Number of units outstanding at
    end of period.................................       724,374

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period since the inception of the underlying Portfolios. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. The various performance figures used in Variable Annuity Account advertisements relating to the contract described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

MONEY MARKET SUB-ACCOUNT YIELD.    Yield quotations for the Money Market
Sub-Account are based on the income generated by an investment in the sub-account over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the sub-account is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment. Yield and effective yield figures quoted by the Sub-Account will not reflect the deduction of any applicable deferred sales charges.

TOTAL RETURN FIGURES.    Cumulative total return figures may also be quoted for
all sub-accounts. Cumulative total return is based on a hypothetical $1,000 investment in the sub-account at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period. Cumulative total return figures quoted by the sub-account will not reflect the deduction of any applicable deferred sales charges.

  Prior to May 1, 1998, the Global Bond Portfolio was known as the International Bond Portfolio.

  All cumulative total return figures published for sub-accounts will be accompanied by average annual total return figures for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the surrender value of that investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract and to the length of the period advertised. Such average annual total return figures may also be accompanied by average annual total return figures, for the same or other periods, which do not reflect the deduction of any applicable deferred sales charges.

PREDICTABILITY OF RETURN.    For each of the Maturing Government Bond
Sub-Accounts, Minnesota Mutual will calculate an anticipated growth rate (AGR) on each day that the underlying Portfolio of the Fund is valued. Minnesota Mutual may also calculate an anticipated value at maturity (AVM) on any such day. Daily calculations for each are necessary because (i) the AGR and AVM calculations assume, among other things, an expense ratio and portfolio composition that remains unchanged for the life of each such sub-account to the target date at maturity, and (ii) such calculations are therefore meaningful as a measure of predictable return only if such units are held to the applicable target maturity date and only with respect to units purchased on the date of such calculations (the AGR and AVM applicable to units purchased on any other date may be materially different). Those assumptions can only be hypothetical given that owners of contracts have the option to purchase or redeem units on any business day through contract activity, and will receive dividend and capital gain distributions through the receipt of additional shares to their unit values. A number of factors in addition to contract owner activity can cause a Maturing Government Bond Sub-Account's AGR and AVM to change from day to day. These include the adviser's efforts to improve total return through market opportunities, transaction costs, interest rate changes and other events that affect the market value of the investments held in each Maturing Government Bond Portfolio in the Fund. Despite these factors, it is anticipated that if specific units of a Maturing Government Bond Sub-Account are held to the applicable target maturity date, then the AGR and AVM applicable to such units (i.e., calculated as of the date of purchase of such units) will vary from the actual return experienced by such units within a narrow range.

------------------------------------------------------------------------
GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

We are a mutual life insurance company organized in 1880 under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (612) 665-3500; after September 1, 1998, (651) 665-3500.
We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico, and Guam.


B.  VARIABLE ANNUITY ACCOUNT
A separate account called the Minnesota Mutual Variable Annuity Account was established on September 10, 1984, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account. The separate account meets the definition of a "separate account" under the federal securities laws.
  The Minnesota law under which the Variable Annuity Account was established provides that the assets of the Variable Annuity Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable annuity contracts for which the separate account was established. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish. All obligations under the contracts are general corporate obligations of Minnesota Mutual.
  The Variable Annuity Account currently has twenty-one sub-accounts to which contract owners may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Fund. Additional sub-accounts may be added at our discretion.

C.  ADVANTUS SERIES FUND, INC.

The Variable Annuity Account currently invests exclusively in Advantus Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type which is advised by Advantus Capital Management, Inc. Prior to May 1, 1997, the name of the Series Fund was "MIMLIC Series Fund, Inc." The Series Fund is registered with the Securities and Exchange Commission as a diversified (except for the Global Bond Portfolio), open-end management investment company, but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to us and our separate accounts, which currently include the Variable Annuity Account, the Group Variable Annuity Account, Variable Fund D, the Variable Life Account and the Variable Universal Life Account. The Series Fund may be made available to other separate accounts as new products are developed and may be used as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, a wholly-owned life insurance subsidiary of ours domiciled in the State of New York. Shares are sold and redeemed at net asset value. In the case of a newly issued contract, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined from the day we receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding contracts, purchases of shares of the Portfolios of the Series Fund for the Variable Annuity Account are made at the net asset value of such shares next determined after receipt by us of contract purchase payments.

  The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company ("MIMLIC Management") which, prior to May 1, 1997, served as investment adviser to the Fund. MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual. It acts as an investment adviser to the Fund pursuant to an advisory agreement.

  Advantus Capital acts as investment adviser for the Fund and its Portfolios. Winslow Capital Management, Inc., a Minnesota corporation with principal offices at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, has been retained under an investment sub-advisory agreement with Advantus Capital to provide investment advice and, in general, conduct the management and investment program of the Capital Appreciation Portfolio. Similarly, Templeton Investment Counsel, Inc., a Florida corporation with principal offices in Fort Lauderdale, Florida, has been retained under an investment sub-advisory agreement to provide investment advice to the International Stock Portfolio of the Fund.

  J.P. Morgan Investment Management Inc., a Delaware corporation with principal offices in New York, New York, has been retained under an investment sub-advisory agreement to provide investment advice for the Macro-Cap Value Portfolio of the Fund. Wall Street Associates, a California corporation with principal offices in La Jolla, California, has been retained under an investment sub-advisory agreement to provide investment advice for the Micro-Cap Growth Portfolio of the Fund. Julius Baer Investment Management, Inc., a Delaware corporation with principal offices in New York, New York, has been retained under an investment sub-advisory agreement to provide investment advice for the Global Bond Portfolio of the Fund.

  A prospectus for the Fund is attached to this Prospectus. A person should carefully read the Fund's prospectus before investing in the contract.

D.  TEMPLETON VARIABLE PRODUCTS SERIES FUND
In addition to the investments in the Fund, the Variable Annuity Account invests in the Templeton Developing Markets Fund, a diversified portfolio of the Templeton Variable Products Series Fund, a mutual fund of the series type.
  The investment objectives and certain policies of the Templeton Developing Markets Fund available under the contract are as follows:
      The Templeton Developing Markets Fund seeks long-term capital appreciation. It pursues this objective by investing primarily in equity securities of issuers in countries having developing markets. Countries generally considered to have developing markets are all countries that are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World
    Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing.
  Class 2 of the Templeton Developing Markets Fund pays 0.25% of the average daily net assets annually under a distribution plan adopted under Rule 12b-1 of the Investment Company Act of 1940. Amounts paid under the 12b-1 plan to Minnesota Mutual may be used for certain contract owner services or distribution activities.
  The investment adviser of Templeton Developing Markets Fund is Templeton Asset Management Ltd., a Singapore corporation. It is an indirect wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in the financial services industry. The Templeton organization has been investing globally since 1940 and, with its affiliates, provides investment management and advisory services to a worldwide client base. The investment adviser and its affiliates have offices worldwide. A prospectus for the Fund is attached to this Prospectus. A person should carefully read the Fund's prospectus before investing in the contract.

E.  ADDITIONS, DELETIONS OR SUBSTITUTIONS
We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.
  We may also establish additional sub-accounts in the Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.
  We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Contract with one or more of our other separate accounts.
  Shares of the Funds are also sold to other of our separate accounts, which are used to receive and invest purchase payments paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in two Funds simultaneously. Although neither Minnesota Mutual nor the Funds currently foresees any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,
(1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Fund, or
(4) differences in voting instructions between those given by policy owners and those given by contract owners.

------------------------------------------------------------------------
CONTRACT CHARGES

The contract has several types of charges, all of which are discussed below. They include a deferred sales charge, mortality and expense risk charges and a transaction charge.

A.  DEFERRED SALES CHARGES
No deferred sales charge is deducted from the purchase payment made for this contract. However, when a contract's accumulation value is reduced by a withdrawal or a surrender, a deferred sales charge may be deducted for expenses relating to the sale of the contracts. There is no deferred sales charge on (1) amounts applied to provide an annuity under the contract, (2) amounts returned pursuant to the contract's cancellation right, or (3) amounts paid in the event of the death of the owner.
  The deferred sales charge is the charge made on contract withdrawals or surrenders. It is made during the seven year period following the receipt of each purchase payment. The amount withdrawn plus any deferred sales charge is deducted from the accumulation value. Accumulation units will be cancelled of a value equal to the applicable charge and the amount of the withdrawal.

  The amount of the deferred sales charge is determined from the percentages shown in the table below. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis for the purpose of determining the amount of the deferred sales charge. It applies only to withdrawal or surrender of purchase payments received by us within seven years of the date of the withdrawal or surrender. However, you may receive the excess, if any, of the accumulation value of the contract over the sum of all of the purchase payments made to the contract, reduced by the amount of previous purchase payment withdrawals, without a deferred sales charge. In addition, we will waive the sales charge on that portion of a contract's purchase payments which are applied to the purchase of an Adjustable Income Annuity, which is an immediate variable annuity product issued by us. We will also waive the sales charge on amounts withdrawn because of an excess contribution to a tax-qualified contract.

  The amount of the deferred sales charge percentage is as shown in the table below:

  CONTRACT YEARS SINCE PAYMENT       CHARGE
--------------------------------  -------------
              0-1                          7%
              1-2                          7%
              2-3                          6%
              3-4                          5%
              4-5                          4%
              5-6                          3%
              6-7                          2%
        7 and thereafter                   0%

  The amount of the deferred sales charge is determined by: (a) calculating the number of years each purchase payment being withdrawn has been in the contract;
(b) multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and (c) adding the deferred sales charge from all purchase payments as calculated in (b).

  As a percentage of purchase payments paid to the contract, Ascend Financial Services, Inc. ("Ascend Financial"), the principal underwriter, may pay up to 4.5% of the amount of the purchase payments to the contract. In addition, Ascend Financial or Minnesota Mutual will pay, based uniformly on the sale of variable annuity contracts by such broker-dealers, credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings sponsored by Minnesota Mutual or its affiliates for the purpose of promoting the sale of the insurance and/or investment products offered by Minnesota Mutual and its affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Minnesota Mutual may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with Minnesota Mutual.


B.  MORTALITY AND EXPENSE RISK CHARGES
We assume the mortality risk under the contract by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.
  We assume an expense risk by assuming the risk that deductions provided for in the contract for the mortality and other expenses will be adequate to cover the expenses incurred.
  For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of .80% for the mortality risk and .45% for the expense risk. We reserve the right to increase the charge for the assumption of expense risks to not more than .60%. If this charge is increased to this maximum amount, then the total of the mortality risk and expense risk charge would be 1.40% on an annual basis.
  For a discussion of how these charges are applied in the calculation of the accumulation unit value, please see the discussion entitled "Purchase Payments, Value of the Contract and Transfers" on page 23.
  If these deductions prove to be insufficient to cover the actual cost of the expense and mortality risks assumed by us, then we will absorb the resulting losses and make sufficient transfers to the Variable Annuity Account from our General Account, where appropriate. Conversely, if these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit (or "surplus") to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C.  TRANSACTION AND CONTRACT CHARGES
We reserve the right to make a charge, not to exceed $25, for each transfer among the sub-accounts of the separate account when the frequency of such transfer requests exceeds one every calendar month. No charge is currently imposed on transfer requests exceeding this frequency.
  A $200 contract fee is imposed when a fixed annuity is elected under the contract and the guaranteed rates are applied to provide an annuity.

VOTING RIGHTS

The Fund shares held in the Variable Annuity Account will be voted by us at the regular and special meetings of the Fund. Shares attributable to contracts will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. In the event no instructions are received from a contract owner with respect to shares of a Portfolio held by a sub-account, we will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of the Variable Annuity Account. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.
  During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Fund shares held by that sub-account.
  During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.
  We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

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DESCRIPTION OF THE CONTRACT

A.  GENERAL PROVISIONS

1.  FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACT
This is a contract which may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible with respect to the date and amount of payment. The contract is also appropriate for situations where only a single purchase payment is anticipated.

2.  ISSUANCE OF CONTRACT
The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3.  MODIFICATION OF THE CONTRACT
A contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4.  ASSIGNMENT
If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.
  If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant. We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5.  LIMITATIONS ON PURCHASE PAYMENTS
You choose when to make purchase payments under the contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account. In the Variable Annuity Account, your purchase payments are invested in the Funds according to your instructions. If your application fails to specify which Portfolios are desired, or is otherwise incomplete, and you do not consent to our retention of your initial payment until the application is made complete, we will return your initial payment within five business days.
  Total purchase payments under the contract may not exceed $5,000,000, except with our consent.
  We may cancel the contract, in our discretion, if no purchase payments are made for a period of two or more full contract years and both (a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.
  There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6.  DEFERMENT OF PAYMENT
Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

7.  PARTICIPATION IN DIVISIBLE SURPLUS
The contracts participate in our divisible surplus, according to the annual determination of our Board of Trustees as to the portion, if any, of our divisible surplus which has accrued on the contracts.
  No assurance can be given as to the amount of divisible surplus, if any, that will be distributable under these contracts in the future. Such amount may arise if mortality and expense experience is more favorable than assumed. When any distribution of divisible surplus is made, it may take the form of additional payments to annuitants or the crediting of additional accumulation units. We do not anticipate any divisible surplus and do not anticipate making dividend payments to contract owners under this contract.

B.  ANNUITY PAYMENTS AND OPTIONS

1.  ANNUITY PAYMENTS
Variable annuity payments are determined on the basis of (a) the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Fund Portfolios selected by the contract owner. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds, and thus the annuity payments will vary with the investment experience of the assets of the Funds, selected by the contract owner.

2.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY
The contract provides for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. Other annuity options may be available from us on request.
  While the contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.
  Each contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of: (a) the 85th birthday of the annuitant, or (b) five years after the date of issue of the contract. Currently, it is our practice to await instructions from a contract owner before beginning to pay annuity payments. If you fail to elect an annuity option or form, a variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.
  In addition, the contract restricts the maximum amount which may be applied to provide a fixed annuity under the contract. The maximum amount which may be applied for a fixed annuity is $1,000,000.
  Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3.  OPTIONAL ANNUITY FORMS

OPTION 1--LIFE ANNUITY
This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C)
This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY
This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4--PERIOD CERTAIN ANNUITY
This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of such period certain. At any time during the payment period, the payee may elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT
Under the contract described in this Prospectus, the first monthly annuity payment is determined by the available value of the contract when an annuity begins. In addition, a number of states do impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. Where applicable, these taxes currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.
  The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in the contract.
  The contract contains tables indicating the dollar amount of the first fixed monthly payment under each optional annuity form for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). The tables are determined from the Progressive Annuity Table with interest at the rate of 3% per annum, assuming births in the year 1900 and an age setback of six years. If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.
  The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to a rate per $1,000 which is based on the Progressive Annuity Table with interest at the rate of 4.5% per annum, assuming births in the year 1900 and with an age setback of six years. The amount of the first payment depends upon the annuity payment option selected and the adjusted age of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is based upon the available value in each sub-account as of the date annuity payments are to begin. If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.
  The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.
  The 4.5% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.5%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect.
  Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Mutual currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.
  Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.
  If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.
  If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS
The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6.  VALUE OF THE ANNUITY UNIT
The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment factor, as discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7.  TRANSFER OF ANNUITY RESERVES
Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.
  There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.
  A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option.
  The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.
  When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.
  Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer and a $200 contract fee will be imposed. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.
  When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account to which reserves are transferred for the period between annuity valuation dates.

C.  DEATH BENEFITS
The contract provides that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.
  The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of: (1) the amount of the accumulation value payable at death; or (2) the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.
  If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.
  If there are joint owners of this contract, the death benefit described will not be payable until the death of the surviving joint owner.
  If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
(2) the time of distribution in the event of that spouse's death. Payments must be made in substantially equal installments.
  If the owner of this contract is other than a natural person, such as a trust or other entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

D.  PURCHASE PAYMENTS, VALUE OF THE CONTRACT AND TRANSFERS

1.  CREDITING ACCUMULATION UNITS
During the accumulation period--the period before annuity payments begin--each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.
  If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We are required to return the initial purchase payment accompanying an incomplete application immediately and in full if it appears that the application cannot be completed within five business days, unless the prospective owner specifically consents to our retention of the purchase payment until the application is made complete.
  Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.
  The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.
  We will determine the value of accumulation units on each day on which each Fund is valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

(ii) days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.

  Applications received without instructions as to allocation of purchase payment amounts among the sub-accounts of the Variable Annuity Account will be treated as incomplete.
  Upon your written request, values under the contract may be transferred among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. There is no dollar amount limitation which is applied to transfers.
  Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month and if a transfer cannot be completed it will be made on the next available transfer date. In the absence of specific instructions, transfers will be made on a monthly basis and will remain active until the appropriate sub-account accumulation value is depleted. Systematic transfer arrangements are limited to a maximum of twenty sub-accounts.
  Also, you may effect transfers, or a change in the allocation of future purchase payments, by means of a telephone call. Transfers made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. During periods of marked economic or market changes, contract owners may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls. In such a circumstance, contract owners should consider submitting a written transfer request while continuing to attempt telephone instructions. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact us.
  We make telephone contract services automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by you to personally identify themselves in telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.

2.  VOLUME CREDIT
Wherever allowed by law, we reserve the right to credit certain additional amounts ("volume credit") to your contract if you submit large initial or subsequent purchase payments. Such volume credit is credited by us on your behalf with funds from our General Account. As of the date of this Prospectus, we were making such a program available. However, we reserve the right to modify, suspend or terminate it at any time, or from time to time, without notice.
  The current breakpoints for qualifying for a volume credit are shown below. Also shown is the value of such volume credit as a percentage of your purchase payment.

                               VOLUME CREDIT AS A
                                PERCENTAGE OF THE
     PURCHASE PAYMENT           PURCHASE PAYMENT
--------------------------  -------------------------
$              0-- 499,999                  0
         500,000-- 749,999               .375
         750,000-- 999,999                .75
      1,000,000--1,499,999              1.125
      1,500,000--1,999,999               1.50
      2,000,000--2,499,999              1.875
      2,500,000--2,999,999               2.25
      3,000,000--3,999,999              2.625
      4,000,000--5,000,000               3.00

  The volume credit is added the next business day after the purchase payments are allocated to the contract, and are allocated to the investment options in the same manner as the purchase payment. Should you exercise your right to return the contract under the free look provision, the then current value of any volume credit as of the date your contract is cancelled and will be deducted from your account value prior to determining the amount to be returned to you. We do not consider volume credit to be "investment in the contract" for income tax purposes (see "Federal Tax Status"). Volume credit amounts may be withdrawn without assessment of the deferred sales charge (see "Deferred Sales Charge").

  Each time a new purchase payment is made, a new volume credit will be calculated. The applicable percentage from the chart will be based on the total cumulative purchase payments to date, including the new purchase payment, less all prior purchase payments withdrawn. The new volume credit equals this percentage times the amount of the new purchase payment.

3.  VALUE OF THE CONTRACT
The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit for each sub-account of the Variable Annuity Account. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract for each sub-account of the Variable Annuity Account, the current value of an accumulation unit, and the total value of the contract.

4.  ACCUMULATION UNIT VALUE
The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of such sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable sub-account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

5.  NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD
The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.
  The gross investment rate is equal to: (1) the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus (2) the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by (3) the net asset value per share of that Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

E.  REDEMPTIONS

1.  PARTIAL WITHDRAWALS AND SURRENDER

The contract provides that prior to the date annuity payments begin partial withdrawals may be made by you from the contract for cash amounts of at least $250. You must make a written request for any withdrawal. In this event, the accumulation value will be reduced by the amount of the withdrawal and any applicable deferred sales charge. In the absence of instructions to the contrary, withdrawals will be made from the Variable Annuity Account in the same proportion that the value of your interest in any sub-account bears to your total accumulation value on a pro rata basis. We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and where such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. Withdrawal values will be determined as of the valuation date coincident with or next following the date your written withdrawal request is received at our home office.

  In the absence of instructions to the contrary, systematic withdrawals will be made from the sub-accounts on a pro rata basis if the accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made. For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty.
  The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, reduced by any applicable deferred sales charge or you may elect an annuity.

  For more information on the application of the deferred sales charge, see "Deferred Sales Charges" on page 16.
  Once annuity payments have commenced the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of annuitants and beneficiaries subsequent to the annuity commencement date, see "Optional Annuity Forms" on page 20.
  Contract owners may also submit their signed written withdrawal or surrender requests to Minnesota Mutual by facsimile (FAX) transmission. Our FAX number is
(612) 665-7942. Transfer instructions or changes as to future allocations of purchase payments may be communicated to us by the same means. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

2.  RIGHT OF CANCELLATION
You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is cancelled and returned, we will refund to you the greater of (a) the accumulation value of the contract, or (b) the amount of purchase payments paid under the contract. Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

  In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

  The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

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FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(b), 408A or 457 of the Code ("Qualified Contract"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefit to the Contract Owner, the Annuitant, or the beneficiary may depend on the tax status of the individual concerned.


  We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
  For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates.

  In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.
  If a taxable distribution is made under the variable annuity contracts, a penalty tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where the taxpayer is 59 1/2 or older, where payment is made on account of the taxpayer's disability, or where payment is made by reason of the death of the owner, and in certain other circumstances.
  The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.
  For some types of qualified plans, other tax penalties may apply to certain distributions.
  A transfer of ownership of a contract, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.
  For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS
Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The Variable Annuity Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Fund or its investments. Nonetheless, Minnesota Mutual believes that each Portfolio of the Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
  The ownership rights under the contract are similar to, but different in certain reports from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a contract owner being treated as the owner of the assets of the Variable Annuity Account. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the variable annuity account.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death. These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. It must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
  Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Mutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.
  Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION

Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.


TAX QUALIFIED PROGRAMS
The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; and in other specified circumstances.

  We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

  For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.


PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.
  Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.


  Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of $2,000 of 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.



SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.



SIMPLE IRAS


Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRAS


Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS
Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

WITHHOLDING
In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.
  Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
(b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution.
  Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER
It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.


------------------------------------------------------------------------

YEAR 2000 COMPUTER PROBLEM


The services provided by Minnesota Mutual to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on the ability of Minnesota Mutual to provide services to contract owners. Minnesota Mutual has been actively working on necessary changes to its computer systems to deal with the year 2000. Although there can be no assurance of complete success, Minnesota Mutual believes that it will be able to resolve these issues on a timely basis and that there will be no material adverse impact on its ability to provide services to the Separate Account.


  In addition, Minnesota Mutual's operations could be impacted by its service providers' or suppliers' year 2000 efforts. Minnesota Mutual has undertaken an initiative to assess the efforts of organizations where there is a significant business relationship; however there is no assurance that Minnesota Mutual will not be affected by year 2000 problems of other organizations.


------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Mutual at your request. The Table of Contents for that Statement of Additional Information is as follows:

     Trustees and Principal Management Officers of Minnesota Mutual Distribution of Contract
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

APPENDIX A--ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 6.54% and 12.00%.

  For illustration purposes, an average annual expense equal to 2.02% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of 2.02% includes: 1.25% for Mortality and Expense Risk, and an average of .77% for investment management and other fund expenses. These expenses are listed for each portfolio in the table following.

  The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.
  The illustration assumes 100% of the assets are invested in sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.
  The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).


             ACTUAL 1997 VARIABLE ANNUITY SEPARATE ACCOUNT CHARGES
                               AND FUND EXPENSES



                                                             FUND       OTHER
SEPARATE ACCOUNT                           MORTALITY &    MANAGEMENT     FUND     DISTRIBUTION
SUB-ACCOUNT NAME                          EXPENSE RISK       FEE       EXPENSES     EXPENSES     TOTAL
----------------------------------------  -------------   ----------   --------   ------------   ------
Growth..................................      1.25%           .50%        .05%         --         1.80%
Bond....................................      1.25%           .50%        .07%         --         1.82%
Money Market............................      1.25%           .50%        .09%         --         1.84%
Asset Allocation........................      1.25%           .50%        .05%         --         1.80%
Mortgage Securities.....................      1.25%           .50%        .09%         --         1.84%
Index 500...............................      1.25%           .40%        .05%         --         1.70%
Capital Appreciation....................      1.25%           .75%        .05%         --         2.05%
International Stock.....................      1.25%           .71%        .26%         --         2.22%
Small Company...........................      1.25%           .75%        .07%         --         2.07%
Maturing Government Bond 1998...........      1.25%           .25%        .15%         --         1.65%
Maturing Government Bond 2002...........      1.25%           .25%        .15%         --         1.65%
Maturing Government Bond 2006...........      1.25%           .25%        .15%         --         1.65%
Maturing Government Bond 2010...........      1.25%           .25%        .15%         --         1.65%
Value Stock.............................      1.25%           .75%        .05%         --         2.05%
Small Company Value.....................      1.25%           .75%        .15%         --         2.15%
Global Bond.............................      1.25%           .60%       1.00%         --         2.85%
Index 400 Mid-Cap.......................      1.25%           .40%        .15%         --         1.80%
Macro-Cap Value.........................      1.25%           .70%        .15%         --         2.10%
Micro-Cap Growth........................      1.25%          1.10%        .15%         --         2.50%
Real Estate Securities..................      1.25%           .75%        .15%         --         2.15%
Templeton Developing Markets Class 2....      1.25%          1.25%        .33%        .25%        3.08%
                                                                                       --
                                               ---            ---         ---                    ------
      Average...........................      1.25%           .59%        .17%        .01%        2.02%

                      VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Prospect

PREPARED BY: Minnesota Mutual


SEX: Male    DATE OF BIRTH: 05/01/1933


STATE: MN


LIFE EXPECTANCY: 20.0 (IRS) 18.1 (MML)


ANNUITIZATION OPTION:10 Year Certain with Life Contingency


QUOTATION DATE: 05/01/1998



COMMENCEMENT DATE: 06/01/1998


SINGLE PAYMENT RECEIVED: $100,000.00

FUNDS: Non-Qualified


INITIAL MONTHLY INCOME: $663


  The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 4.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future results.


                                                             ANNUAL RATE OF RETURN
                                                  -------------------------------------------
                                                  0.00% GROSS    6.52% GROSS    12.00% GROSS
DATE                                       AGE    (-2.02% NET)   (4.50% NET)     (9.98% NET)
----------------------------------------  -----   ------------   ------------   -------------
June 1, 1998............................     65       $663           $663           $663
June 1, 1999............................     66        622            663            698
June 1, 2000............................     67        583            663            735
June 1, 2001............................     68        547            663            773
June 1, 2002............................     69        513            663            814
June 1, 2007............................     74        371            663          1,051
June 1, 2012............................     79        269            663          1,357
June 1, 2017............................     84        195            663          1,752
June 1, 2022............................     89        141            663          2,262
June 1, 2027............................     94        102            663          2,920
June 1, 2032............................     99         74            663          3,770
June 1, 2033............................    100         70            663          3,968



  IF 100% OF YOUR PURCHASE WAS APPLIED TO PROVIDE A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, THE FIXED ANNUITY INCOME AMOUNT WOULD BE $720.


  Net rates of return reflect expenses totaling 2.02%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge and .77% for the Fund management fee and other Fund expenses (this is an average with the actual varying from .40% to 1.83%).


  Minnesota Mutual MultiOption variable annuities are available through registered representatives of Ascend Financial Services, Inc.


                This is an illustration only and not a contract.

                                    PART B

                            INFORMATION REQUIRED IN A
                      STATEMENT OF ADDITIONAL INFORMATION

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION



                                    FORM N-4



ITEM NUMBER            CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------  ------------------------------------------------------------------------------------
    15.                Cover Page
    16.                Cover Page
    17.                Trustees and Principal Management Officers of Minnesota Mutual
    18.                Not Applicable
    19.                Not Applicable
    20.                Distribution of Contract
    21.                Performance Data
    22.                Not Applicable
    23.                Financial Statements

                   Minnesota Mutual Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of

                   The Minnesota Mutual Life Insurance Company
                               ("Minnesota Mutual")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098

                             Telephone:  (612) 665-3500

                        Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 1998



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling The Minnesota Mutual Life Insurance Company at (612) 665-3500; or after September 1, 1998, (651) 665-3500;
or writing to Minnesota Mutual at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

       Trustees and Principal Management Officers of Minnesota Mutual Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

   TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL

    Trustees                        Principal Occupation

Giulio Agostini            Senior Vice President, Finance and Administrative
                           Services, Minnesota Mining and
                           Manufacturing Company, Maplewood, Minnesota


Anthony L. Andersen       Chair-Board of Directors, H. B. Fuller Company, St.
                          Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief Executive
                          Officer, H. B. Fuller Company (Adhesive Products)


Leslie S. Biller          President and Chief Operating Officer, Norwest
                          Corporation, Minneapolis, Minnesota (Banking)



John F. Grundhofer        President and Chief Executive Officer, U.S. Bancorp,
                          Minneapolis, Minnesota (Banking)


Harold V. Haverty         Retired since May 1995, prior thereto, for more than
                          five years Chairman of the Board, President and Chief Executive Officer, Deluxe Corporation,
                          Shoreview, Minnesota (Check Printing)


David S. Kidwell, Ph.D.   Dean and Professor of Finance, The Curtis L.
                          Carlson School of Management, University of
                          Minnesota


Reatha C. King, Ph.D.     President and Executive Director, General Mills
                          Foundation, Minneapolis, Minnesota


Thomas E. Rohricht        Member, Doherty, Rumble & Butler Professional
                          Association, St. Paul, Minnesota (Attorneys)


Terry Tinson Saario,      Prior to March 1996, and for more than five years,
Ph.D.                     President, Northwest Area Foundation, St. Paul,
                          Minnesota (Private Regional Foundation)


Robert L. Senkler         Chairman of the Board, President and Chief
                          Executive Officer, The Minnesota Mutual Life
                          Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, The Minnesota Mutual Life Insurance
                          Company


Michael E. Shannon        Chairman, Chief Financial and Administrative
                          Officer, Ecolab, Inc., St. Paul, Minnesota, since
                          August 1992, prior thereto President, Residential
                          Services Group, Ecolab, Inc., St. Paul, Minnesota
                          (Develops and Markets Cleaning and Sanitizing
                          Products)



Frederick T. Weyerhaeuser Retired since April 1998, prior thereto Chairman and
                          Treasurer, Clearwater Investment Trust, since May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St. Paul, Minnesota (Financial Management)

Principal Officers (other than Trustees)

     Name                  Position

John F. Bruder             Senior Vice President

Keith M. Campbell          Senior Vice President


Frederick P. Feuerherm     Vice President

Robert E. Hunstad          Executive Vice President

James E. Johnson           Senior Vice President and Actuary

Michael T. Kellett         Vice President

Richard D. Lee             Vice President


Dennis E. Prohofsky        Senior Vice President, General Counsel and
                           Secretary

Gregory S. Strong          Senior Vice President and Chief Financial Officer

Terrence S. Sullivan       Senior Vice President

Randy F. Wallake           Senior Vice President


All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.


                           DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial") or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as principal underwriter of the contracts. Ascend Financial is a wholly-owned subsidiary of MIMLIC Corporation, which in turn is a wholly-owned subsidiary of Minnesota Mutual Life. MIMLIC Corporation is also the sole owner of the shares of Advantus Capital Management Company, a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Mutual to the underwriter for 1997, 1996 and 1995 were $15,067,613, $13,034,146 and $7,203,781 respectively, for payment to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Mutual who are also registered representatives of Ascend Financial are compensated directly by Minnesota Mutual.

                               PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day
period ended December 31, 1997 were 3.78% and 3.85%, respectively.   Such
figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Mutual described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begin as of the contract date at 9% for the flexible payment contract).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS


Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.


The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses described below.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses.


                                                               From Inception                 Date of
                                                                to 12/31/97                  Inception
                                                               --------------                ---------
Growth Sub-Account                                            283.66% (280.17%)                12/3/85

Bond Sub-Account                                              134.03% (132.80%)                12/3/85

Money Market Sub-Account                                       61.78%  (59.21%)                12/3/85

Asset Allocation Sub-Account                                  216.14% (215.45%)                12/3/85

Mortgage Securities Sub-Account                               116.57% (116.17%)                 6/1/87

Index 500 Sub-Account                                         281.10% (279.95%)                 6/1/87

Capital Appreciation Sub-Account                              272.38% (268.38%)                 6/1/87

International Stock Sub-Account                                91.03%  (90.99%)                 5/1/92

Small Company Sub-Account                                      77.96%  (77.95%)                 5/3/93

Maturing Government Bond
   1998 Sub-Account                                            22.47%  (21.96%)                 5/2/94

Maturing Government Bond
   2002 Sub-Account                                            32.17%  (30.99%)                 5/2/94

Maturing Government Bond
   2006 Sub-Account                                            43.37%  (41.31%)                 5/2/94

Maturing Government Bond
   2010 Sub-Account                                            53.10%  (48.46%)                 5/2/94

Value Stock Sub-Account                                       112.79% (112.43%)                 5/2/94

Small Company Value Sub-Account                                 1.97%   (1.09%)                10/1/97

Global Bond Sub-Account                                         -.24%   (-.24%)                10/1/97

Index 400 Mid-Cap Sub-Account                                   -.25%  (-1.40%)                10/1/97

Macro-Cap Value Sub-Account                                    -2.39%  (-2.39%)               10/15/97

Micro-Cap Growth Sub-Account                                  -13.48% (-14.26%)                10/1/97

Templeton Developing Markets Class 2 Sub-Account              -30.60%  -30.60%)                10/1/97

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period.
The surrender value will reflect the deduction of the deferred sales charge applicable to the contract (flexible premium/single premium) and to the length of the period advertised. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Mutual is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Mutual has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Mutual voluntarily absorbed fees and expenses that exceeded .20% of average daily net assets of those Portfolios until April 30, 1998. For the period subsequent to April 30, 1998, Minnesota Mutual has voluntarily agreed to absorb fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. Minnesota Mutual has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. For the period subsequent to May 1, 1998, Minnesota Mutual has voluntarily agreed to absorb fees and expenses the exceed .90% of the average daily net assets of the Real Estate Securities Portfolio. There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1997 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the Underlying Portfolios first became available to the Variable Annuity Account. This contract only became available as of the date of September 15, 1994.



                                                   Flexible Premium Deferred Variable Annuity
                                                              MultiOption Select
                                                   ------------------------------------------

                               Year Ended            Five Years        Ten Years            From Inception            Date of
                               12/31/97              Ended 12/31/97    Ended 12/31/97       to 12/31/97               Inception
                               ----------            --------------    --------------       ----------------          ---------
Growth Sub-Account             24.76%  (24.76%)      13.52%  (13.52%)  14.00%  (13.96%)       N/A      (N/A)             12/3/85

Bond Sub-Account                1.06%   (1.06%)       5.28%   (5.27%)   7.29%   (7.23%)       N/A      (N/A)             12/3/85

Money Market Sub-Account       -3.17%  (-3.17%)       2.36%   (2.17%)   4.02%   (3.79%)       N/A      (N/A)             12/3/85

Asset Allocation
  Sub-Account                  10.51%  (10.51%)       9.99%   (9.99%)  11.47%  (11.46%)       N/A      (N/A)             12/3/85

Mortgage Securities
  Sub-Account                    .78%    (.78%)       5.46%   (5.46%)   7.85%   (7.82%)       N/A      (N/A)              6/1/87

Index 500 Sub-Account          23.72%  (23.72%)      17.69%  (17.69%)  13.47%  (13.44%)       N/A      (N/A)              6/1/87

Capital Appreciation
  Sub-Account                  19.67%  (19.67%)      13.99%  (13.98%)  14.89%  (14.79%)       N/A      (N/A)              6/1/87


                                       6


International Stock
  Sub-Account                   3.55%   (3.55%)     15.18%   (15.18%)  N/A       (N/A)      11.78%    (11.77%)            5/1/92

Small Company Sub-Account       -.58%   (-.58%)      N/A      (N/A)    N/A       (N/A)      12.60%    (12.60%)            5/3/93

Maturing Government Bond       -2.22%  (-2.74%)      N/A      (N/A)    N/A       (N/A)       4.49%     (3.93%)            5/2/94
   1998 Sub-Account

Maturing Government Bond
   2002 Sub-Account             -.15%   (-.80%)      N/A      (N/A)    N/A       (N/A)       6.77%     (5.85%)            5/2/94

Maturing Government Bond
   2006 Sub-Account             4.23%   (3.16%)      N/A      (N/A)    N/A       (N/A)       9.26%     (8.08%)            5/2/94

Maturing Government Bond
   2010 Sub-Account             9.40%   (7.55%)      N/A      (N/A)    N/A       (N/A)      11.30%     (9.12%)            5/2/94

Value Stock Sub-Account        12.69%  (12.69%)      N/A      (N/A)    N/A       (N/A)      21.74%    (21.66%)            5/2/94

Small Company Value
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -5.03%    (-5.91%)           10/1/97

Global Bond Sub-Account         N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -7.24%    (-7.24%)           10/1/97

Index 400 Mid-Cap
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -7.25%    (-8.40%)           10/1/97

Macro-Cap Value
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)      -9.39%    (-9.39%)          10/15/97

Micro-Cap Growth
  Sub-Account                   N/A     (N/A)        N/A      (N/A)    N/A       (N/A)     -20.48%   (-21.26%)           10/1/97

Templeton Developing Markets
  Class 2 Sub-Account           N/A     (N/A)        N/A      (N/A)    N/A       (N/A)     -37.60%   (-37.60%)           10/1/97



The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1997 are shown in the table below. Inasmuch as no deferred sales charges are reflected in these figures, they are the same for both the flexible premium and the single premium contracts. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                         Year Ended              Five Years                 Ten Years            From Inception            Date of
                          12/31/97             Ended 12/31/97             Ended 12/31/97           to 12/31/97            Inception
                       -------------           --------------             --------------         --------------           ---------
Growth Sub-Account      31.76%  (31.76%)       14.00% (14.00%)           14.00%  (14.00%)         N/A     (N/A)            12/3/85

Bond Sub-Account         8.06%   (8.06%)        5.93%  (5.92%)            7.34%   (7.28%)         N/A     (N/A)            12/3/85


                                       7


Money Market
  Sub-Account             3.83%   (3.83%)           3.07%  (2.88%)          4.02%   (3.79%)       N/A     (N/A)            12/3/85

Asset Allocation
  Sub-Account            17.51%  (17.51%)          10.53% (10.53%)         11.47%  (11.47%)       N/A     (N/A)            12/3/85

Mortgage Securities
  Sub-Account             7.78%   (7.78%)           6.09%  (6.09%)          7.85%   (7.82%)       N/A     (N/A)             6/1/87

Index 500
  Sub-Account            30.72%  (30.72%)          18.11% (18.11%)         16.07%  (16.04%)       N/A     (N/A)             6/1/87

Capital Appreciation
  Sub-Account            26.67%  (26.67%)          14.46% (14.46%)         14.89%  (14.79%)       N/A     (N/A)              6/1/87

International Stock
  Sub-Account            10.55%  (10.55%)          15.63% (15.63%)          N/A     (N/A)        12.09%  (12.08%)            5/1/92

Small Company
  Sub-Account             6.42%   (6.42%)           N/A    (N/A)            N/A     (N/A)        13.15%  (13.15%)             5/3/93

Maturing Government
  Bond 1998
  Sub-Account             4.78%   (4.26%)           N/A    (N/A)            N/A     (N/A)         5.68%   (5.12%)             5/2/94

Maturing Government
  Bond 2002
  Sub-Account             7.15%   (6.20%)           N/A    (N/A)            N/A     (N/A)         7.90%   (6.98%)             5/2/94

Maturing Government
  Bond 2006
  Sub-Account            11.23%  (10.16%)           N/A    (N/A)            N/A     (N/A)        10.32%   (9.14%)             5/2/94

Maturing Government
  Bond 2010
  Sub-Account            16.40%  (14.55%)           N/A    (N/A)            N/A     (N/A)        12.31%  (10.13%)             5/2/94

Value Stock
  Sub-Account            19.69%  (19.69%)           N/A    (N/A)            N/A     (N/A)        22.54%  (22.46%)             5/2/94

Small Company Value
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)         1.97%   (1.09%)            10/1/97

Global Bond
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)         -.24%   (-.24%)            10/1/97

Index 400 Mid-Cap
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)         -.25%  (-1.40%)            10/1/97

Macro-Cap Value
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)        -2.39%  (-2.39%)           10/15/97

Micro-Cap Growth
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)       -13.48% (-14.26%)            10/1/97

Templeton Developing
  Markets Class 2
  Sub-Account              N/A     (N/A)            N/A    (N/A)            N/A     (N/A)       -30.60%  (-30.60%)           10/1/97


PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:


       (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

       (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

       (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

       (4)    Under normal conditions, maintaining a nominal cash balance;

       (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

       (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                            AVM = P(1 + AGR/2)2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio.

Because the Portfolio's expenses and composition do not remain constant, however, the Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE. The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                AUDITORS

The consolidated financial statements of Minnesota Mutual and the financial statements of the Minnesota Mutual Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                               REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Mutual, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT



The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Variable Annuity Account:


We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value,
International Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Templeton Developing Markets Segregated Sub-Accounts of Minnesota Mutual Variable Annuity Account (the Account) (class of contracts offered for combination Fixed and Variable Annuity Contracts for Personal Retirement
Plans) as of December 31, 1997 and the related statements of operations for the year then ended, (the period from September 29, 1997, commencement of operations, to December 31, 1997 for Small Company Value and Index 400
Mid-Cap segregated sub-accounts, the period from September 24, 1997, commencement of operations, to December 31, 1997 for International Bond segregated sub-account, the period from September 15, 1997, commencement of operations, to December 31, 1997 for Micro-Cap Growth segregated sub-account, the period from October 15, 1997, commencement of operations, to December 31, 1997 for Macro-Cap Value segregated sub-account and the period from October 2, 1997, commencement of operations, to December 31, 1997 for Templeton Developing Markets segregated sub-account), the statements of changes in net assets for each of the years in the two-year period then ended (the period from September 29, 1997, commencement of operations, to December 31, 1997 for Small Company Value and Index 400 Mid-Cap segregated sub-accounts, the period from September 24, 1997, commencement of operations, to December 31, 1997 for International Bond segregated sub-account, the period from September 15, 1997, commencement of operations, to December 31, 1997 for Micro-Cap Growth segregated sub-account, the period from October 15, 1997, commencement of operations, to December 31, 1997 for Macro-Cap Value segregated sub-account and for the period from October 2, 1997, commencement of operations, to December 31, 1997 for Templeton Developing Markets segregated sub-account) and the financial highlights for the periods in footnote (6). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1997 were confirmed to us by the respective Sub-Account mutual fund, or for Advantus Series Fund, Inc. (formerly MIMLIC Series Funds, Inc.), verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, International Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Templeton Developing Markets Segregated Sub-Accounts of Minnesota Mutual Variable Annuity Account at December 31, 1997 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                        KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 20, 1998

                               MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                                  STATEMENTS OF ASSETS AND LIABILITIES
                                          DECEMBER 31, 1997


                                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                                     ----------------------------------------------
                                                                                                                         MONEY
                                       ASSETS                                          GROWTH              BOND          MARKET
                                                                                      -------------     ------------   ------------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 75,052,197 shares at net asset value of $2.40 per share
    (cost $148,695,896) .........................................................     $ 180,110,618          -              -
  Bond Portfolio, 77,690,256 shares at net asset value of $1.33 per share
    (cost $96,660,321) ..........................................................         -              102,984,322        -
  Money Market Portfolio, 32,324,767 shares at net asset value of $1.00 per
    share (cost $32,324,767) ....................................................         -                  -           32,324,767
  Asset Allocation Portfolio, 192,771,941 shares at net asset value of $2.03 per
    share (cost $312,521,866) ...................................................         -                  -              -
  Mortgage Securities Portfolio, 62,637,402 shares at net asset value of $1.21
    per share (cost $72,229,435) ................................................         -                  -              -
  Index 500 Portfolio, 67,489,230 shares at net asset value of $3.10 per share
    (cost $135,527,207) .........................................................         -                  -              -
  Capital Appreciation Portfolio, 70,196,900 shares at net asset value of $2.85
    per share (cost $138,929,837) ...............................................         -                  -              -
                                                                                      -------------     ------------   ------------
                                                                                        180,110,618      102,984,322     32,324,767
                                                                                      -------------     ------------   ------------
Receivable for investments sold .................................................           190,155           66,256        444,339
Receivable from Minnesota Mutual for contract purchase payments .................           215,326          196,619         84,420
                                                                                      -------------     ------------   ------------
        Total assets ............................................................       180,516,099      103,247,197     32,853,526
                                                                                      -------------     ------------   ------------
                                    LIABILITIES

Payable for investments purchased ...............................................           215,326          196,619         84,420
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges ...............................................................           190,155           66,256        444,339
                                                                                      -------------     ------------   ------------
        Total liabilities .......................................................           405,481          262,875        528,759
                                                                                      -------------     ------------   ------------
        Net assets applicable to annuity contract owners ........................     $ 180,110,618      102,984,322     32,324,767
                                                                                      -------------     ------------   ------------
                                                                                      -------------     ------------   ------------


                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 44,705,247 for Growth; 43,266,404 for Bond; 19,804,841 for Money Market; 119,491,402 for
  Asset Allocation; 34,751,197 for Mortgage Securities; 54,579,265 for Index 500
  and 53,582,481 for Capital Appreciation........................................       179,196,196      102,234,395     32,294,387
Contracts in annuity payment period (note 2) ....................................           914,422          749,927         30,380
                                                                                      -------------     ------------   ------------


        Total contract owners' equity ...........................................     $ 180,110,618      102,984,322     32,324,767
                                                                                      -------------     ------------   ------------
                                                                                      -------------     ------------   ------------
NET ASSET VALUE PER ACCUMULATION UNIT ...........................................     $        4.01             2.37           1.63
                                                                                      -------------     ------------   ------------
                                                                                      -------------     ------------   ------------



                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                     ------------------------------------
                                                                                         ASSET                MORTGAGE
                                       ASSETS                                          ALLOCATION            SECURITIES
                                                                                     ----------------     ---------------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 75,052,197 shares at net asset value of $2.40 per share
    (cost $148,695,896) .........................................................                -               -
  Bond Portfolio, 77,690,256 shares at net asset value of $1.33 per share
    (cost $96,660,321) ..........................................................                -               -
  Money Market Portfolio, 32,324,767 shares at net asset value of $1.00 per
    share (cost $32,324,767) ....................................................                -               -
  Asset Allocation Portfolio, 192,771,941 shares at net asset value of $2.03 per
    share (cost $312,521,866) ...................................................          391,032,409           -
  Mortgage Securities Portfolio, 62,637,402 shares at net asset value of $1.21
    per share (cost $72,229,435) ................................................                -           75,862,180
  Index 500 Portfolio, 67,489,230 shares at net asset value of $3.10 per share
    (cost $135,527,207) .........................................................                -               -
  Capital Appreciation Portfolio, 70,196,900 shares at net asset value of $2.85
    per share (cost $138,929,837) ...............................................                -               -
                                                                                         -------------    -------------
                                                                                           391,032,409       75,862,180

Receivable for investments sold .................................................              119,342           44,611
Receivable from Minnesota Mutual for contract purchase payments .................              265,608          113,793
                                                                                         -------------    -------------
        Total assets ............................................................          391,417,359       76,020,584
                                                                                         -------------    -------------

                                    LIABILITIES

Payable for investments purchased ...............................................              265,608          113,793
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges ...............................................................              119,342           44,611
                                                                                         -------------    -------------
        Total liabilities .......................................................              384,950          158,404
                                                                                         -------------    -------------
        Net assets applicable to annuity contract owners ........................          391,032,409       75,862,180
                                                                                         -------------    -------------
                                                                                         -------------    -------------


                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 44,705,247 for Growth; 43,266,404 for Bond; 19,804,841 for Money Market; 119,491,402 for
  Asset Allocation; 34,751,197 for Mortgage Securities; 54,579,265 for Index 500
  and 53,582,481 for Capital Appreciation.........................................         387,882,050       75,331,558
Contracts in annuity payment period (note 2) ....................................            3,150,359          530,622
                                                                                         -------------    -------------

        Total contract owners' equity ...........................................          391,032,409       75,862,180
                                                                                         -------------    -------------
                                                                                         -------------    -------------

NET ASSET VALUE PER ACCUMULATION UNIT ...........................................                 3.25             2.17
                                                                                         -------------    -------------
                                                                                         -------------    -------------





                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                         ------------------------------
                                                                                            INDEX            CAPITAL
                                       ASSETS                                                500          APPRECIATION
                                                                                         -------------    -------------
Investments in shares of Advantus Series Fund, Inc.:
  Growth Portfolio, 75,052,197 shares at net asset value of $2.40 per share
    (cost $148,695,896) .........................................................                 -                  -
  Bond Portfolio, 77,690,256 shares at net asset value of $1.33 per share
    (cost $96,660,321) ..........................................................                 -                  -
  Money Market Portfolio, 32,324,767 shares at net asset value of $1.00 per
    share (cost $32,324,767) ....................................................                 -                  -
  Asset Allocation Portfolio, 192,771,941 shares at net asset value of $2.03 per
    share (cost $312,521,866) ...................................................                 -                  -
  Mortgage Securities Portfolio, 62,637,402 shares at net asset value of $1.21
    per share (cost $72,229,435) ................................................                 -                  -
  Index 500 Portfolio, 67,489,230 shares at net asset value of $3.10 per share
    (cost $135,527,207) .........................................................          209,465,456               -
  Capital Appreciation Portfolio, 70,196,900 shares at net asset value of $2.85
    per share (cost $138,929,837) ...............................................                 -          200,190,828
                                                                                         -------------     -------------

                                                                                           209,465,456      200,190,828

Receivable for investments sold .................................................              167,882           32,677
Receivable from Minnesota Mutual for contract purchase payments .................              186,022          173,559
                                                                                         -------------    -------------
        Total assets ............................................................          209,819,360      200,397,064
                                                                                         -------------    -------------


                                    LIABILITIES

Payable for investments purchased ...............................................              186,022          173,559
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges ...............................................................              167,882           32,677
                                                                                         -------------    -------------
        Total liabilities .......................................................              353,904          206,236

        Net assets applicable to annuity contract owners ........................          209,465,456      200,190,828
                                                                                         -------------    -------------
                                                                                         -------------    -------------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 44,705,247 for Growth; 43,266,404 for Bond; 19,804,841 for Money Market; 119,491,402 for
  Asset Allocation; 34,751,197 for Mortgage Securities; 54,579,265 for Index 500
  and 53,582,481 for Capital Appreciation.........................................         208,069,256      199,012,499
Contracts in annuity payment period (note 2) ....................................            1,396,200        1,178,329
                                                                                         -------------    -------------
        Total contract owners' equity ...........................................          209,465,456      200,190,828
                                                                                         -------------    -------------
                                                                                         -------------    -------------
NET ASSET VALUE PER ACCUMULATION UNIT ...........................................                 3.81             3.71
                                                                                         -------------    -------------
                                                                                         -------------    -------------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                    STATEMENTS OF ASSETS AND LIABILITIES
                            DECEMBER 31, 1997

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                    ------------------------------------------------
                                                                                                                       MATURING
                                                                                    INTERNATIONAL        SMALL         GOVERNMENT
                                       ASSETS                                           STOCK           COMPANY        BOND 1998
                                                                                    ----------------   -------------  --------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,932,366 shares at net asset value of $1.71
    per share (cost $165,400,474) ...............................................   $    199,426,099            -               -
  Small Company Portfolio, 74,694,833 shares at net asset value of $1.65 per
    share (cost $109,015,821) ...................................................               -        123,586,129            -
  Maturing Government Bond 1998 Portfolio, 4,246,523 shares at net asset value
    of $1.08 share (cost $4,371,425) ............................................               -               -          4,596,761
  Maturing Government Bond 2002 Portfolio, 3,556,331 shares at net asset value
    of $1.07 per share (cost $3,692,921) ........................................               -               -               -
  Maturing Government Bond 2006 Portfolio, 3,218,672 shares at net asset value
    of $1.16 per share (cost $3,432,949) ........................................               -               -               -
  Maturing Government Bond 2010 Portfolio, 2,282,762 shares at net asset value
    of $1.29 per share (cost $2,564,420) ........................................               -               -               -
  Value Stock Portfolio, 84,507,886 shares at net asset value of $1.73 per
    share (cost $134,022,650) ...................................................               -               -               -
                                                                                    ----------------   -------------  --------------
                                                                                         199,426,099     123,586,129       4,596,761

Receivable for investments sold..................................................            166,717          71,500          16,479
Receivable from Minnesota Mutual for contract purchase payments .................            251,106         151,748             211
                                                                                    ----------------   -------------  --------------
    Total assets ................................................................        199,843,922     123,809,377       4,613,451
                                                                                    ----------------   -------------  --------------
                                    LIABILITIES

Payable for investments purchased ...............................................            251,106         151,748             211
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges................................................................            166,717          71,500          16,479
                                                                                    ----------------   -------------  --------------
    Total liabilities............................................................            417,823         223,248          16,690
                                                                                    ----------------   -------------  --------------
    Net assets applicable to annuity contract owners ............................     $  199,426,099     123,586,129       4,596,761
                                                                                    ----------------   -------------  --------------
                                                                                    ----------------   -------------  --------------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding 103,600,602 for International Stock; 68,590,765 for Small Company; 3,789,296 for Maturing
  Government Bond 1998; 2,938,848 for Maturing Government Bond 2002;
  2,665,421 for Maturing  Government Bond 2006; 2,017,743 for Maturing
  Government Bond 2010 and 68,251,135 for Value Stock ...........................    $   198,085,598     122,127,222       4,589,253
Contracts in annuity payment period (note 2) ....................................          1,340,501       1,458,907           7,508
                                                                                    ----------------   -------------  --------------

        Total contract owners' equity ...........................................    $   199,426,099     123,586,129       4,596,761
                                                                                    ----------------   -------------  --------------
                                                                                    ----------------   -------------  --------------
NET ASSET VALUE PER ACCUMULATION UNIT ...........................................    $          1.91            1.78            1.21
                                                                                    ----------------   -------------  --------------
                                                                                    ----------------   -------------  --------------

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                              -------------------------
                                                                                                MATURING     MATURING
                                                                                               GOVERNMENT   GOVERNMENT
                                                                                               BOND 2002     BOND 2006
                                       ASSETS                                                 -----------  ------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,932,366 shares at net asset value of $1.71
    per share (cost $165,400,474) ...............................................                   -            -
  Small Company Portfolio, 74,694,833 shares at net asset value of $1.65 per
    share (cost $109,015,821) ...................................................                   -            -
  Maturing Government Bond 1998 Portfolio, 4,246,523 shares at net asset value
    of $1.08 share (cost $4,371,425) ............................................                   -            -
  Maturing Government Bond 2002 Portfolio, 3,556,331 shares at net asset value
    of $1.07 per share (cost $3,692,921) ........................................               3,818,401        -
  Maturing Government Bond 2006 Portfolio, 3,218,672 shares at net asset value
    of $1.16 per share (cost $3,432,949) ........................................                   -         3,729,549
  Maturing Government Bond 2010 Portfolio, 2,282,762 shares at net asset value
    of $1.29 per share (cost $2,564,420) ........................................                   -            -
  Value Stock Portfolio, 84,507,886 shares at net asset value of $1.73 per
    share (cost $134,022,650) ...................................................                   -            -
                                                                                              -----------    ----------
                                                                                                3,818,401     3,729,549

Receivable for investments sold..................................................                  13,030        19,623
Receivable from Minnesota Mutual for contract purchase payments .................                  25,191            69
    Total assets ................................................................               3,856,622     3,749,241
                                                                                              -----------    ----------

                                    LIABILITIES

Payable for investments purchased ...............................................                  25,191            69
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges................................................................                  13,030        19,623
                                                                                              -----------    ----------
    Total liabilities............................................................                  38,221        19,692
                                                                                              -----------    ----------
    Net assets applicable to annuity contract owners ............................               3,818,401     3,729,549
                                                                                              -----------    ----------
                                                                                              -----------    ----------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding 103,600,602 for International Stock; 68,590,765 for Small Company; 3,789,296 for Maturing
  Government Bond 1998; 2,938,848 for Maturing Government Bond 2002;
  2,665,421 for Maturing  Government Bond 2006; 2,017,743 for Maturing
  Government Bond 2010 and 68,251,135 for Value Stock ...........................               3,796,044     3,705,916
Contracts in annuity payment period (note 2) ....................................                  22,357        23,633
                                                                                              -----------    ----------
        Total contract owners' equity ...........................................               3,818,401     3,729,549
                                                                                              -----------    ----------
                                                                                              -----------    ----------

NET ASSET VALUE PER ACCUMULATION UNIT ...........................................                    1.29          1.39
                                                                                              -----------    ----------
                                                                                              -----------    ----------


                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                              -----------------------------
                                                                                                MATURING
                                                                                               GOVERNMENT         VALUE
                                       ASSETS                                                   BOND 2010         STOCK
                                                                                              -----------      ------------
Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 116,932,366 shares at net asset value of $1.71
    per share (cost $165,400,474) ...............................................               -                  -
  Small Company Portfolio, 74,694,833 shares at net asset value of $1.65 per
    share (cost $109,015,821) ...................................................                -                  -
  Maturing Government Bond 1998 Portfolio, 4,246,523 shares at net asset value
    of $1.08 share (cost $4,371,425) ............................................                -                  -
  Maturing Government Bond 2002 Portfolio, 3,556,331 shares at net asset value
    of $1.07 per share (cost $3,692,921) ........................................                -                  -
  Maturing Government Bond 2006 Portfolio, 3,218,672 shares at net asset value
    of $1.16 per share (cost $3,432,949) ........................................                -                  -
  Maturing Government Bond 2010 Portfolio, 2,282,762 shares at net asset value
    of $1.29 per share (cost $2,564,420) ........................................                2,950,172          -
  Value Stock Portfolio, 84,507,886 shares at net asset value of $1.73 per
    share (cost $134,022,650) ...................................................                -              146,326,158
                                                                                              ------------     ------------

                                                                                                 2,950,172      146,326,158

Receivable for investments sold..................................................                   14,392          141,021
Receivable from Minnesota Mutual for contract purchase payments .................                       51          300,322
                                                                                              ------------     ------------
    Total assets ................................................................                2,964,615      146,767,501
                                                                                              ------------     ------------


                                    LIABILITIES

Payable for investments purchased ...............................................                       51          300,322
Payable to Minnesota Mutual for contract terminations and mortality and
  expense charges................................................................                   14,392          141,021
                                                                                              ------------     ------------
    Total liabilities............................................................                   14,443          441,343
                                                                                              ------------     ------------
    Net assets applicable to annuity contract owners ............................                2,950,172      146,326,158
                                                                                              ------------     ------------
                                                                                              ------------     ------------

                               CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding 103,600,602 for International Stock; 68,590,765 for Small Company; 3,789,296 for Maturing
  Government Bond 1998; 2,938,848 for Maturing Government Bond 2002;
  2,665,421 for Maturing  Government Bond 2006; 2,017,743 for Maturing
  Government Bond 2010 and 68,251,135 for Value Stock ...........................                2,950,172      145,218,768
Contracts in annuity payment period (note 2) ....................................                -                1,107,390
                                                                                              ------------     ------------

        Total contract owners' equity ...........................................                2,950,172      146,326,158
                                                                                              ------------     ------------
                                                                                              ------------     ------------

NET ASSET VALUE PER ACCUMULATION UNIT ...........................................                     1.47             2.13
                                                                                              ------------     ------------
                                                                                              ------------     ------------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------------------
                                                                                      SMALL
                                                                                     COMPANY        INTERNATIONAL        INDEX 400
                                       ASSETS                                         VALUE              BOND             MID-CAP
                                                                                   ------------      -----------      -----------
Investments in shares of Advantus Series Fund, Inc.:
 Small Company Value Portfolio, 4,807,040 shares at net asset value
   of $1.03 per share (cost $4,806,939) .......................................... $  4,959,512        -                 -
 International Bond Portfolio, 25,401,497 shares at net asset value
   of $.98 per share (cost $25,405,543) ..........................................     -              25,003,659         -
 Index 400 Mid-Cap Portfolio, 5,004,350 shares at net asset value of  $1.01
   per share (cost $4,994,105) ...................................................     -               -                5,042,153
 Macro-Cap Value Portfolio, 5,012,656 shares at net asset value of $.97 per
   share (cost $5,000,253) .......................................................     -               -                 -
 Micro-Cap Growth Portfolio, 5,156,598 shares at net asset value of $.89
   per share (cost $5,126,041) ...................................................     -               -                 -
Investment in shares of Templeton Variable Products Series Fund:
 Templeton Developing Markets Fund - Class 2, 77,752 shares at net asset
   value of $6.62 per share (cost $619,494) ......................................     -               -                 -
                                                                                    -----------      -----------      -----------
                                                                                      4,959,512       25,003,659        5,042,153

Receivable for investments sold ..................................................        2,440            3,662            1,740
Receivable from Minnesota Mutual for contract purchase payments ..................       29,161            5,341           19,103
                                                                                    -----------      -----------      -----------
       Total assets ..............................................................    4,991,113       25,012,662        5,062,996
                                                                                    -----------      -----------      -----------

                                         LIABILITIES

Payable for investments purchased ................................................       29,161            5,341           19,103
Payable to Minnesota Mutual for contract terminations and mortality and
 expense charges .................................................................        2,440            3,662            1,740
                                                                                    -----------      -----------      -----------
       Total liabilities .........................................................       31,601            9,003           20,843
                                                                                    -----------      -----------      -----------
       Net assets applicable to annuity contract owners ..........................  $ 4,959,512       25,003,659        5,042,153
                                                                                    -----------      -----------      -----------
                                                                                    -----------      -----------      -----------
                                    CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 4,822,504 for Small Company Value; 25,083,345 for International Bond; 5,020,041 for
 Index 400 Mid-Cap; 5,003,390 for Macro-Cap Value; 5,019,478 for Micro-Cap
 Growth and 724,374 for Templeton Developing Markets..............................  $ 4,959,512       25,003,659        5,042,153
Contracts in annuity payment period (note 2) .....................................     -               -                 -
                                                                                    -----------      -----------      -----------

       Total contract owners' equity .............................................  $ 4,959,512       25,003,659        5,042,153
                                                                                    -----------      -----------      -----------
NET ASSET VALUE PER ACCUMULATION UNIT ............................................  $      1.03             1.00             1.00
                                                                                    -----------      -----------      -----------
                                                                                    -----------      -----------      -----------

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                     ----------------------------------------------
                                                                                                                        TEMPLETON
                                                                                       MACRO-CAP        MICRO-CAP       DEVELOPING
                                       ASSETS                                            VALUE           GROWTH          MARKETS
                                                                                     ------------      ------------    ------------
Investments in shares of Advantus Series Fund, Inc.:
 Small Company Value Portfolio, 4,807,040 shares at net asset value
   of $1.03 per share (cost $4,806,939) ..........................................        -                -               -
 International Bond Portfolio, 25,401,497 shares at net asset value
   of $.98 per share (cost $25,405,543) ..........................................        -                -               -
 Index 400 Mid-Cap Portfolio, 5,004,350 shares at net asset value of  $1.01
   per share (cost $4,994,105) ...................................................        -                -               -
 Macro-Cap Value Portfolio, 5,012,656 shares at net asset value of $.97 per
   share (cost $5,000,253) .......................................................      4,883,988          -               -
 Micro-Cap Growth Portfolio, 5,156,598 shares at net asset value of $.89
   per share (cost $5,126,041) ...................................................        -              4,575,844         -
Investment in shares of Templeton Variable Products Series Fund:
 Templeton Developing Markets Fund - Class 2, 77,752 shares at net asset
   value of $6.62 per share (cost $619,494) ......................................        -                -               514,721
                                                                                     ------------      ------------    ------------
                                                                                        4,883,988        4,575,844         514,721

Receivable for investments sold ..................................................          1,719            1,912              25
Receivable from Minnesota Mutual for contract purchase payments ..................         34,474           29,755              88
                                                                                     ------------      ------------    ------------
Total assets ..............................................................             4,920,181        4,607,511         514,834
                                                                                     ------------      ------------    ------------


                                         LIABILITIES

Payable for investments purchased ................................................         34,474           29,755              88
Payable to Minnesota Mutual for contract terminations and mortality and
 expense charges .................................................................          1,719            1,912              25
                                                                                     ------------      ------------    ------------

       Total liabilities .........................................................         36,193           31,667             113
                                                                                     ------------      ------------    ------------

       Net assets applicable to annuity contract owners ..........................      4,883,988        4,575,844         514,721
                                                                                     ------------      ------------    ------------
                                                                                     ------------      ------------    ------------



                                    CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units outstanding of 4,822,504 for Small Company Value; 25,083,345 for International Bond; 5,020,041 for
 Index 400 Mid-Cap; 5,003,390 for Macro-Cap Value; 5,019,478 for Micro-Cap
 Growth and 724,374 for Templeton Developing Markets..............................      4,883,988        4,575,844         502,694
Contracts in annuity payment period (note 2) .....................................        -                -                12,027
                                                                                     ------------      ------------    ------------

       Total contract owners' equity .............................................      4,883,988        4,575,844         514,721
                                                                                     ------------      ------------    ------------
                                                                                     ------------      ------------    ------------

NET ASSET VALUE PER ACCUMULATION UNIT ............................................           0.98             0.91            0.69
                                                                                     ------------      ------------    ------------
                                                                                     ------------      ------------    ------------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1997

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                ------------------------------------------------
                                                                                                                       MONEY
                                                                                    GROWTH            BOND             MARKET
                                                                                -------------      -----------       -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) .......  $   1,137,742        4,546,234        1,629,587
  Mortality and expense charges (note 3) .....................................     (1,845,531)      (1,123,144)        (406,546)
                                                                                -------------      -----------       -----------
    Investment income (loss) - net ...........................................       (707,789)       3,423,090        1,223,041
                                                                                -------------      -----------       -----------

Realized and unrealized gains on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ...........     29,398,678          -                -
                                                                                -------------      -----------       -----------

  Realized gains on sales of investments:
    Proceeds from sales ......................................................     17,612,084       15,691,020       58,505,394
    Cost of investments sold .................................................    (15,577,090)     (15,242,829)     (58,505,394)
                                                                                -------------      -----------       -----------

                                                                                    2,034,994          448,191          -
                                                                                -------------      -----------       -----------

    Net realized gains on investments ........................................     31,433,672          448,191          -
                                                                                -------------      -----------       -----------


    Net change in unrealized appreciation or depreciation
       of investments ........................................................     10,155,331        3,109,325          -
                                                                                -------------      -----------       -----------

    Net gains on investments .................................................     41,589,003        3,557,516          -
                                                                                -------------      -----------       -----------
Net increase in net assets resulting from operations .........................  $  40,881,214        6,980,606        1,223,041
                                                                                -------------      -----------       -----------
                                                                                -------------      -----------       -----------

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                                 --------------------------
                                                                                    ASSET        MORTGAGE
                                                                                  ALLOCATION    SECURITIES
                                                                                 ------------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) .......      9,142,631     4,258,968
  Mortality and expense charges (note 3) .....................................     (4,438,938)     (865,603)
                                                                                 ------------   -----------


    Investment income (loss) - net ...........................................      4,703,693     3,393,365
                                                                                 ------------   -----------



Realized and unrealized gains on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ...........     18,980,915        -
                                                                                 ------------   -----------


  Realized gains on sales of investments:
    Proceeds from sales ......................................................     45,903,963    14,501,168
    Cost of investments sold .................................................    (38,736,145)  (14,242,736)
                                                                                 ------------   -----------


                                                                                    7,167,818       258,432
                                                                                 ------------   -----------
    Net realized gains on investments ........................................     26,148,733       258,432
                                                                                 ------------   -----------


    Net change in unrealized appreciation or depreciation
       of investments ........................................................     26,799,187     1,596,944
                                                                                 ------------   -----------

    Net gains on investments .................................................     52,947,920     1,855,376
                                                                                 ------------   -----------

Net increase in net assets resulting from operations .........................     57,651,613     5,248,741
                                                                                 ------------   -----------
                                                                                 ------------   -----------

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                   -----------------------------
                                                                                      INDEX           CAPITAL
                                                                                       500          APPRECIATION
                                                                                   ------------    -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) .......        1,866,988            -
  Mortality and expense charges (note 3) .....................................       (2,207,566)      (2,167,763)
                                                                                   ------------    -------------

    Investment income (loss) - net ...........................................         (340,578)      (2,167,763)
                                                                                   ------------    -------------

Realized and unrealized gains on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) ...........        2,358,762       15,018,896
                                                                                   ------------    -------------

  Realized gains on sales of investments:
    Proceeds from sales ......................................................       25,102,570       21,800,298
    Cost of investments sold .................................................      (16,744,425)     (16,547,794)
                                                                                   ------------    -------------
                                                                                      8,358,145        5,252,504
                                                                                   ------------    -------------

    Net realized gains on investments ........................................       10,716,907       20,271,400
                                                                                   ------------    -------------

    Net change in unrealized appreciation or depreciation
       of investments ........................................................       35,139,477       23,548,588
                                                                                   ------------    -------------
    Net gains on investments .................................................       45,856,384       43,819,988
                                                                                   ------------    -------------
Net increase in net assets resulting from operations .........................       45,515,806       41,652,225
                                                                                   ------------    -------------
                                                                                   ------------    -------------

See accompanying notes to financial statements.

                 MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                        STATEMENTS OF OPERATIONS
                      YEAR ENDED DECEMBER 31, 1997

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------------------------
                                                                                                                       MATURING
                                                                                                                      GOVERNMENT
                                                                               INTERNATIONAL        SMALL                BOND
                                                                                   STOCK           COMPANY               1998
                                                                               -------------     ------------       -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) .....   $   4,995,517            1,671             242,260
  Mortality and expense charges (note 3) ...................................      (2,291,602)      (1,398,061)            (58,522)
                                                                               -------------     ------------       -------------
    Investment income (loss) - net .........................................       2,703,915       (1,396,390)            183,738
                                                                               -------------     ------------       -------------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) .........       2,492,168            -                  10,599
                                                                               -------------     ------------       -------------

  Realized gains on sales of investments:
    Proceeds from sales ....................................................      21,740,953       22,202,110           1,265,260
    Cost of investments sold ...............................................     (17,494,601)     (19,816,010)         (1,224,226)
                                                                               -------------     ------------       -------------
                                                                                   4,246,352        2,386,100              41,034
                                                                               -------------     ------------       -------------

    Net realized gains on investments ......................................       6,738,520        2,386,100              51,633
                                                                               -------------     ------------       -------------

    Net change in unrealized appreciation or depreciation
       of investments ......................................................       7,074,429        6,377,969             (17,138)
                                                                               -------------     ------------       -------------
    Net gains on investments ...............................................      13,812,949        8,764,069              34,495
                                                                               -------------     ------------       -------------

Net increase in net assets resulting from operations .......................   $  16,516,864        7,367,679             218,233
                                                                               -------------     ------------       -------------
                                                                               -------------     ------------       -------------

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------
                                                                                  MATURING       MATURING
                                                                                 GOVERNMENT     GOVERNMENT
                                                                                    BOND           BOND
                                                                                    2002           2006
                                                                               ------------    -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) .....        186,750        169,108
  Mortality and expense charges (note 3) ...................................        (44,406)       (40,383)
                                                                               ------------    -----------

    Investment income (loss) - net .........................................        142,344        128,725
                                                                               ------------    -----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) .........         27,745         45,356
                                                                               ------------    -----------

  Realized gains on sales of investments:
    Proceeds from sales ....................................................        716,861        359,142
    Cost of investments sold ...............................................       (700,145)      (344,512)
                                                                               ------------    -----------
                                                                                     16,716         14,630
                                                                               ------------    -----------

    Net realized gains on investments ......................................         44,461         59,986
                                                                               ------------    -----------
    Net change in unrealized appreciation or depreciation
       of investments ......................................................         55,287        172,717
                                                                               ------------    -----------

    Net gains on investments ...............................................         99,748        232,703
                                                                               ------------    -----------

Net increase in net assets resulting from operations .......................        242,092        361,428
                                                                               ------------    -----------
                                                                               ------------    -----------

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------
                                                                                 MATURING
                                                                                GOVERNMENT
                                                                                   BOND           VALUE
                                                                                   2010           STOCK
                                                                               ------------    -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund (note 4) .....        109,502      1,590,323
  Mortality and expense charges (note 3) ...................................        (31,112)    (1,526,691)
                                                                               ------------    -----------

    Investment income (loss) - net .........................................         78,390         63,632
                                                                               ------------    -----------


Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund (note 4) .........         22,856     12,783,189
                                                                               ------------    -----------

  Realized gains on sales of investments:
    Proceeds from sales ....................................................        890,311     21,135,199
    Cost of investments sold ...............................................       (868,673)   (17,464,014)
                                                                               ------------    -----------

                                                                                     21,638      3,671,185
                                                                               ------------    -----------

    Net realized gains on investments ......................................         44,494     16,454,374
                                                                               ------------    -----------

    Net change in unrealized appreciation or depreciation
       of investments ......................................................        236,051      2,218,967
                                                                               ------------    -----------

    Net gains on investments ...............................................        280,545     18,673,341
                                                                               ------------    -----------

Net increase in net assets resulting from operations .......................        358,935     18,736,973
                                                                               ------------    -----------
                                                                               ------------    -----------




See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                         PERIODS ENDED DECEMBER 31, 1997

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                           -----------------------------------------------------
                                                                                SMALL
                                                                               COMPANY          INTERNATIONAL        INDEX 400
                                                                              VALUE (a)            BOND (b)         MID-CAP (a)
                                                                           --------------      --------------     --------------
Investment income (loss):
 Investment income distributions from underlying mutual fund (note 4) .... $       -                  369,778            -
 Mortality and expense charges (note 3) ..................................        (16,022)            (85,707)           (15,973)
                                                                           --------------      --------------     --------------

   Investment income (loss) - net ........................................        (16,022)            284,071            (15,973)
                                                                           --------------      --------------     --------------

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund (note 4) ........         -                   26,587                429
                                                                           --------------      --------------     --------------

 Realized gains (losses) on sales of investments:
   Proceeds from sales ...................................................      1,119,365           1,246,996            658,475
   Cost of investments sold ..............................................     (1,125,078)         (1,224,320)          (672,453)
                                                                           --------------      --------------     --------------

                                                                                   (5,713)             22,676            (13,978)
                                                                           --------------      --------------     --------------

   Net realized gains (losses) on investments ............................         (5,713)             49,263            (13,549)
                                                                           --------------      --------------     --------------

   Net change in unrealized appreciation or depreciation
      of investments .....................................................        152,573            (401,884)            48,048
                                                                           --------------      --------------     --------------

   Net gains (losses) on investments .....................................        146,860            (352,621)            34,499
                                                                           --------------      --------------     --------------

Net increase (decrease) in net assets resulting from operations .......... $      130,838             (68,550)            18,526
                                                                           --------------      --------------     --------------
                                                                           --------------      --------------     --------------
                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                           -----------------------------------------------------
                                                                                                                     TEMPLETON
                                                                             MACRO-CAP           MICRO-CAP          DEVELOPING
                                                                             VALUE (d)           GROWTH (c)         MARKETS (e)
                                                                           --------------      --------------     --------------
Investment income (loss):
 Investment income distributions from underlying mutual fund (note 4) ....         20,040            -                   -
 Mortality and expense charges (note 3) ..................................        (12,612)            (18,203)              (749)
                                                                           --------------      --------------     --------------

   Investment income (loss) - net ........................................          7,428             (18,203)              (749)
                                                                           --------------      --------------     --------------

Realized and unrealized gains (losses) on investments - net:
 Realized gain distributions from underlying mutual fund (note 4) ........          1,893             139,073            -
                                                                           --------------      --------------     --------------
 Realized gains (losses) on sales of investments:
   Proceeds from sales ...................................................        324,507             454,393             59,770
   Cost of investments sold ..............................................       (339,640)           (478,152)           (69,787)
                                                                           --------------      --------------     --------------

                                                                                  (15,133)            (23,759)           (10,017)
                                                                           --------------      --------------     --------------

   Net realized gains (losses) on investments ............................        (13,240)            115,314            (10,017)
                                                                           --------------      --------------     --------------

   Net change in unrealized appreciation or depreciation
      of investments .....................................................       (116,265)           (550,197)          (104,773)
                                                                           --------------      --------------     --------------

   Net gains (losses) on investments .....................................       (129,505)           (434,883)          (114,790)
                                                                           --------------      --------------     --------------

Net increase (decrease) in net assets resulting from operations ..........       (122,077)           (453,086)          (115,539)
                                                                           --------------      --------------     --------------
                                                                           --------------      --------------     --------------

(a) For the period from September 29, 1997, commencement of operations, to December 31, 1997.
(b) For the period from September 24, 1997, commencement of operations, to December 31, 1997.
(c) For the period from September 15, 1997, commencement of operations, to December 31, 1997.
(d) For the period from October 15, 1997, commencement of operations, to December 31, 1997.
(e) For the period from October 2, 1997, commencement of operations, to December 31, 1997.


See accompanying notes to financial statements.

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1997

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                  -----------------------------------------------------------------
                                                                                                        MONEY             ASSET
                                                                      GROWTH            BOND            MARKET         ALLOCATION
                                                                  --------------   --------------   --------------   --------------
Operations:
  Investment income (loss) - net ................................ $     (707,789)       3,423,090        1,223,041        4,703,693
  Net realized gains on investments .............................     31,433,672          448,191          -             26,148,733
  Net change in unrealized appreciation or depreciation
    of investments ..............................................     10,155,331        3,109,325          -             26,799,187
                                                                  --------------   --------------   --------------   --------------

Net increase in net assets resulting from operations ............     40,881,214        6,980,606        1,223,041       57,651,613
                                                                  --------------   --------------   --------------   --------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ....................................     37,464,249       29,678,709       52,599,130       51,665,342
  Contract terminations and withdrawal payments .................    (15,679,425)     (14,483,737)     (57,536,852)     (41,700,448)
  Actuarial adjustments for mortality experience on annuities
    in payment period ...........................................          5,455           (4,132)        (549,389)         550,291
  Annuity benefit payments ......................................        (92,583)         (80,007)         (12,607)        (314,868)
                                                                  --------------   --------------   --------------   --------------

Increase in net assets from contract transactions ...............     21,697,696       15,110,833       (5,499,718)      10,200,317
                                                                  --------------   --------------   --------------   --------------

Increase in net assets ..........................................     62,578,910       22,091,439       (4,276,677)      67,851,930

Net assets at the beginning of year .............................    117,531,708       80,892,883       36,601,444      323,180,479
                                                                  --------------   --------------   --------------   --------------

Net assets at the end of year ................................... $  180,110,618      102,984,322       32,324,767      391,032,409
                                                                  --------------   --------------   --------------   --------------
                                                                  --------------   --------------   --------------   --------------
                                                                              SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------------
                                                                     MORTGAGE          INDEX           CAPITAL
                                                                    SECURITIES          500          APPRECIATION
                                                                  --------------   --------------   --------------
Operations:
  Investment income (loss) - net ................................      3,393,365         (340,578)      (2,167,763)
  Net realized gains on investments .............................        258,432       10,716,907       20,271,400
  Net change in unrealized appreciation or depreciation
    of investments ..............................................      1,596,944       35,139,477       23,548,588
                                                                  --------------   --------------   --------------

Net increase in net assets resulting from operations ............      5,248,741       45,515,806       41,652,225
                                                                  --------------   --------------   --------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ....................................     18,403,459       51,509,928       27,739,494
  Contract terminations and withdrawal payments .................    (13,595,580)     (22,382,897)     (19,504,571)
  Actuarial adjustments for mortality experience on annuities
    in payment period ...........................................          4,705         (359,445)             663
  Annuity benefit payments ......................................        (44,690)        (152,662)        (128,627)
                                                                  --------------   --------------   --------------

Increase in net assets from contract transactions ...............      4,767,894       28,614,924        8,106,959
                                                                  --------------   --------------   --------------

Increase in net assets ..........................................     10,016,635       74,130,730       49,759,184

Net assets at the beginning of year .............................     65,845,545      135,334,726      150,431,644
                                                                  --------------   --------------   --------------

Net assets at the end of year ...................................     75,862,180      209,465,456      200,190,828
                                                                  --------------   --------------   --------------
                                                                  --------------   --------------   --------------


See accompanying notes to financial statements.

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                     STATEMENTS OF CHANGES IN NET ASSETS
                         YEAR ENDED DECEMBER 31, 1997

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                    --------------------------------------------------------------
                                                                                                       MATURING        MATURING
                                                                                                      GOVERNMENT      GOVERNMENT
                                                                    INTERNATIONAL        SMALL           BOND            BOND
                                                                        STOCK           COMPANY          1998            2002
                                                                    --------------   --------------   ------------   -------------
Operations:
  Investment income (loss) - net .................................. $    2,703,915       (1,396,390)       183,738         142,344
  Net realized gains on investments ...............................      6,738,520        2,386,100         51,633          44,461
  Net change in unrealized appreciation or depreciation
    of investments ................................................      7,074,429        6,377,969        (17,138)         55,287
                                                                    --------------   --------------   ------------   -------------

Net increase in net assets resulting from operations ..............     16,516,864        7,367,679        218,233         242,092
                                                                    --------------   --------------   ------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ......................................     51,794,301       36,868,064      1,064,388         684,461
  Contract terminations and withdrawal payments ...................    (19,345,856)     (20,954,051)    (1,206,624)       (667,868)
  Actuarial adjustments for mortality experience on annuities
    in payment period .............................................         50,457          305,163              3              24
  Annuity benefit payments ........................................       (153,952)        (155,161)          (117)         (4,611)
                                                                    --------------   --------------   ------------   -------------

Increase (decrease)  in net assets from contract transactions .....     32,344,950       16,064,015       (142,350)         12,006
                                                                    --------------   --------------   ------------   -------------

Increase in net assets ............................................     48,861,814       23,431,694         75,883         254,098

Net assets at the beginning of year................................    150,564,285      100,154,435      4,520,878       3,564,303
                                                                    --------------   --------------   ------------   -------------

Net assets at the end of year ..................................... $  199,426,099      123,586,129      4,596,761       3,818,401
                                                                    --------------   --------------   ------------   -------------
                                                                    --------------   --------------   ------------   -------------
                                                                               SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------------
                                                                       MATURING         MATURING
                                                                      GOVERNMENT       GOVERNMENT
                                                                         BOND             BOND           VALUE
                                                                         2006             2010           STOCK
                                                                    --------------   --------------   ------------
Operations:
  Investment income (loss) - net ..................................        128,725           78,390         63,632
  Net realized gains on investments ...............................         59,986           44,494     16,454,374
  Net change in unrealized appreciation or depreciation
    of investments ................................................        172,717          236,051      2,218,967
                                                                    --------------   --------------   ------------

Net increase in net assets resulting from operations ..............        361,428          358,935     18,736,973
                                                                    --------------   --------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ......................................        743,477          823,375     68,735,594
  Contract terminations and withdrawal payments ...................       (314,002)        (859,199)   (19,539,662)
  Actuarial adjustments for mortality experience on annuities
    in payment period .............................................             24          -               25,118
  Annuity benefit payments ........................................         (4,781)         -              (93,964)
                                                                    --------------   --------------   ------------

Increase (decrease)  in net assets from contract transactions .....        424,718          (35,824)    49,127,086
                                                                    --------------   --------------   ------------

Increase in net assets ............................................        786,146          323,111     67,864,059

Net assets at the beginning of year................................      2,943,403        2,627,061     78,462,099
                                                                    --------------   --------------   ------------

Net assets at the end of year .....................................      3,729,549        2,950,172    146,326,158
                                                                    --------------   --------------   ------------
                                                                    --------------   --------------   ------------


See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                         PERIODS ENDED DECEMBER 31, 1997

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------------
                                                                                   SMALL
                                                                                  COMPANY         INTERNATIONAL        INDEX 400
                                                                                 VALUE (a)           BOND (b)         MID-CAP (a)
                                                                              -------------       -------------      -------------
Operations:
 Investment income (loss) - net ............................................. $     (16,022)            284,071            (15,973)
 Net realized gains (losses) on investments .................................        (5,713)             49,263            (13,549)
 Net change in unrealized appreciation or depreciation
   of investments ...........................................................       152,573            (401,884)            48,048
                                                                              -------------       -------------      -------------

Net increase (decrease) in net assets resulting from operations .............       130,838             (68,550)            18,526
                                                                              -------------       -------------      -------------

Contract transactions (notes 2, 3, 4 and 5):
 Contract purchase payments .................................................     5,932,017          26,233,498          5,666,129
 Contract terminations and withdrawal payments ..............................    (1,103,343)         (1,161,289)          (642,502)
 Actuarial adjustments for mortality experience on annuities
   in payment period ........................................................      -                  -                   -
 Annuity benefit payments ...................................................      -                  -                   -
                                                                              -------------       -------------      -------------

Increase in net assets from contract transactions ...........................     4,828,674          25,072,209          5,023,627
                                                                              -------------       -------------      -------------

Increase in net assets ......................................................     4,959,512          25,003,659          5,042,153

Net assets at the beginning of period .......................................      -                  -                   -
                                                                              -------------       -------------      -------------

Net assets at the end of period ............................................. $   4,959,512          25,003,659          5,042,153
                                                                              -------------       -------------      -------------
                                                                              -------------       -------------      -------------
                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------------
                                                                                                                       TEMPLETON
                                                                                MACRO-CAP          MICRO-CAP          DEVELOPING
                                                                                VALUE (d)          GROWTH (c)         MARKETS (e)
                                                                              -------------       -------------      -------------
Operations:
 Investment income (loss) - net .............................................         7,428             (18,203)              (749)
 Net realized gains (losses) on investments .................................       (13,240)            115,314            (10,017)
 Net change in unrealized appreciation or depreciation
   of investments ...........................................................      (116,265)           (550,197)          (104,773)
                                                                              -------------       -------------      -------------

Net increase (decrease) in net assets resulting from operations .............      (122,077)           (453,086)          (115,539)
                                                                              -------------       -------------      -------------

Contract transactions (notes 2, 3, 4 and 5):
 Contract purchase payments .................................................     5,317,960           5,465,120            676,481
 Contract terminations and withdrawal payments ..............................      (311,895)           (436,190)           (45,203)
 Actuarial adjustments for mortality experience on annuities
   in payment period ........................................................      -                  -                       (649)
 Annuity benefit payments ...................................................      -                  -                       (369)
                                                                              -------------       -------------      -------------

Increase in net assets from contract transactions ...........................     5,006,065           5,028,930            630,260
                                                                              -------------       -------------      -------------

Increase in net assets ......................................................     4,883,988           4,575,844            514,721

Net assets at the beginning of period .......................................      -                  -                   -
                                                                              -------------       -------------      -------------

Net assets at the end of period .............................................     4,883,988           4,575,844            514,721
                                                                              -------------       -------------      -------------
                                                                              -------------       -------------      -------------

(a) For the period from September 29, 1997, commencement of operations, to December 31, 1997.
(b) For the period from September 24, 1997, commencement of operations, to December 31, 1997.
(c) For the period from September 15, 1997, commencement of operations, to December 31, 1997.
(d) For the period from October 15, 1997, commencement of operations, to December 31, 1997.
(e) For the period from October 2, 1997, commencement of operations, to December 31, 1997.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------------
                                                                                                      MONEY            ASSET
                                                                      GROWTH          BOND            MARKET         ALLOCATION
                                                                  --------------  --------------  --------------   --------------
Operations:
  Investment income (loss) - net ................................ $     (439,595)      2,620,317       1,086,863        5,404,485
  Net realized gains on investments .............................     10,996,380         850,783         -             22,978,363
  Net change in unrealized appreciation or depreciation
    of investments ..............................................      4,627,723      (1,797,465)        -              3,391,254
                                                                  --------------  --------------  --------------   --------------

Net increase in net assets resulting from operations ............     15,184,508       1,673,635       1,086,863       31,774,102
                                                                  --------------  --------------  --------------   --------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ....................................     22,686,286      28,459,419      52,853,330       54,563,388
  Contract terminations and withdrawal payments .................    (14,919,406)    (10,171,421)    (39,767,006)     (40,381,655)
  Actuarial adjustments for mortality experience on annuities
    in payment period ...........................................          5,969           9,564          56,007           24,449
  Annuity benefit payments ......................................        (60,957)        (54,798)        (72,840)        (159,662)
                                                                  --------------  --------------  --------------   --------------

Increase in net assets from contract transactions ...............      7,711,892      18,242,764      13,069,491       14,046,520
                                                                  --------------  --------------  --------------   --------------

Increase in net assets ..........................................     22,896,400      19,916,399      14,156,354       45,820,622

Net assets at the beginning of year .............................     94,635,308      60,976,484      22,445,090      277,359,857
                                                                  --------------  --------------  --------------   --------------

Net assets at the end of year ................................... $  117,531,708      80,892,883      36,601,444      323,180,479
                                                                  --------------  --------------  --------------   --------------
                                                                  --------------  --------------  --------------   --------------
                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  ----------------------------------------------
                                                                     MORTGAGE         INDEX          CAPITAL
                                                                    SECURITIES         500         APPRECIATION
                                                                  --------------  --------------  --------------
Operations:
  Investment income (loss) - net ................................      3,178,143         (13,155)     (1,690,612)
  Net realized gains on investments .............................        106,132       4,244,496       8,063,210
  Net change in unrealized appreciation or depreciation
    of investments ..............................................       (863,049)     16,185,492      13,204,750
                                                                  --------------  --------------  --------------

Net increase in net assets resulting from operations ............      2,421,226      20,416,833      19,577,348
                                                                  --------------  --------------  --------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments ....................................     14,864,436      40,905,486      32,359,143
  Contract terminations and withdrawal payments .................    (12,572,781)    (12,092,904)    (17,945,477)
  Actuarial adjustments for mortality experience on annuities
    in payment period ...........................................          2,662          32,413          30,374
  Annuity benefit payments ......................................        (46,736)        (72,750)        (72,144)
                                                                  --------------  --------------  --------------

Increase in net assets from contract transactions ...............      2,247,581      28,772,245      14,371,896
                                                                  --------------  --------------  --------------

Increase in net assets ..........................................      4,668,807      49,189,078      33,949,244

Net assets at the beginning of year .............................     61,176,738      86,145,648     116,482,400
                                                                  --------------  --------------  --------------

Net assets at the end of year ...................................     65,845,545     135,334,726     150,431,644
                                                                  --------------  --------------  --------------
                                                                  --------------  --------------  --------------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                   ---------------------------------------------------------------
                                                                                                     MATURING          MATURING
                                                                                                    GOVERNMENT        GOVERNMENT
                                                                    INTERNATIONAL      SMALL           BOND              BOND
                                                                        STOCK         COMPANY          1998              2002
                                                                   --------------  --------------  --------------   --------------
Operations:
  Investment income (loss) - net ................................. $    1,433,842        (872,696)        (46,153)         156,009
  Net realized gains on investments ..............................      5,318,066      11,720,645          31,397           15,246
  Net change in unrealized appreciation or depreciation
    of investments ...............................................     14,598,427      (7,159,671)        127,703         (135,902)
                                                                   --------------  --------------  --------------   --------------

Net increase (decrease) in net assets resulting from operations...     21,350,335       3,688,278         112,947           35,353
                                                                   --------------  --------------  --------------   --------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments .....................................     42,935,430      38,517,725       1,501,980          864,195
  Contract terminations and withdrawal payments ..................    (14,587,080)    (11,390,236)       (837,825)        (237,287)
  Actuarial adjustments for mortality experience on annuities
    in payment period ............................................         26,969          36,861           -                3,006
  Annuity benefit payments .......................................        (69,138)        (84,501)          -               (2,024)
                                                                   --------------  --------------  --------------   --------------

Increase in net assets from contract transactions ................     28,306,181      27,079,849         664,155          627,890
                                                                   --------------  --------------  --------------   --------------

Increase in net assets ...........................................     49,656,516      30,768,127         777,102          663,243

Net assets at the beginning of year...............................    100,907,769      69,386,308       3,743,776        2,901,060
                                                                   --------------  --------------  --------------   --------------

Net assets at the end of year .................................... $  150,564,285     100,154,435       4,520,878        3,564,303
                                                                   --------------  --------------  --------------   --------------
                                                                   --------------  --------------  --------------   --------------
                                                                              SEGREGATED SUB-ACCOUNTS
                                                                   ----------------------------------------------
                                                                      MATURING        MATURING
                                                                     GOVERNMENT      GOVERNMENT
                                                                        BOND            BOND           VALUE
                                                                        2006            2010           STOCK
                                                                   --------------  --------------  --------------
Operations:
  Investment income (loss) - net .................................        131,513         (20,022)          8,107
  Net realized gains on investments ..............................         19,246           4,521       5,716,915
  Net change in unrealized appreciation or depreciation
    of investments ...............................................       (188,675)         (7,215)      7,186,237
                                                                   --------------  --------------  --------------

Net increase (decrease) in net assets resulting from operations...        (37,916)        (22,716)     12,911,259
                                                                   --------------  --------------  --------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments .....................................        742,285       1,808,688      45,810,561
  Contract terminations and withdrawal payments ..................       (169,160)       (384,991)     (6,189,324)
  Actuarial adjustments for mortality experience on annuities
    in payment period ............................................          3,303         -                25,380
  Annuity benefit payments .......................................         (2,074)        -               (27,424)
                                                                   --------------  --------------  --------------

Increase in net assets from contract transactions ................        574,354       1,423,697      39,619,193
                                                                   --------------  --------------  --------------

Increase in net assets ...........................................        536,438       1,400,981      52,530,452

Net assets at the beginning of year...............................      2,406,965       1,226,080      25,931,647
                                                                   --------------  --------------  --------------

Net assets at the end of year ....................................      2,943,403       2,627,061      78,462,099
                                                                   --------------  --------------  --------------
                                                                   --------------  --------------  --------------


See accompanying notes to financial statements.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                            NOTES TO FINANCIAL STATEMENTS

(1)  ORGANIZATION AND BASIS OF PRESENTATION


     The Minnesota Mutual Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently four types of contracts each consisting of one to twenty-one segregated sub-accounts. The financial statements presented herein include only the segregated sub-accounts offered in connection with the sale of the Combination Fixed and Variable Annuity Contracts for Personal Retirement Plans (Multi-option Annuity) and Multi-Option Select.


     The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity purchase payments to one or more of the twenty segregated sub-accounts. Such payments are then invested in shares of Advantus Series Fund, Inc., formerly MIMLIC Series Fund, Inc., and Templeton Variable Products Series Fund (Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Mutual as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company.

     Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, International Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Micro-Cap Value and Templeton Developing Markets segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1999, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, International Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Micro-Cap Value Portfolios of the Advantus Series Fund, Inc. and Templeton Developing Markets Fund - Class 2 of the Templeton Variable
     Products Series Fund, respectively.   As of December 31, 1997, the
     Micro-Cap Value segregated sub-account is not available.

     Ascend Financial Services, Inc., formerly MIMLIC Sales Corporation acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Advantus Series Fund, Inc. Ascend Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

     INVESTMENTS IN UNDERLYING FUNDS

     Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each of the Underlying Funds. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the segregated sub-accounts on the ex-dividend date.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     FEDERAL INCOME TAXES

     The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Underlying Funds.

     CONTRACTS IN ANNUITY PAYMENT PERIOD

     Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
     3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Mutual if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Mutual reimburses the Account.

(3)  MORTALITY AND EXPENSE AND SALES CHARGES

     The mortality and expense charge paid to Minnesota Mutual is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

     A contingent deferred sales charge may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. Total sales charges deducted from redemption proceeds for the years ended December 31, 1997 and 1996 amounted to $1,743,977 and $1,677,688, respectively.

(4)  INVESTMENT TRANSACTIONS

     The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1997:

     Growth Portfolio  . . . . . . . . . . . . . . . . . . . . . .  $68,000,669
     Bond Portfolio. . . . . . . . . . . . . . . . . . . . . . . .   34,224,943
     Money Market Portfolio. . . . . . . . . . . . . . . . . . . .   54,228,739
     Asset Allocation Portfolio. . . . . . . . . . . . . . . . . .   79,788,888
     Mortgage Securities Portfolio . . . . . . . . . . . . . . . .   22,662,427
     Index 500 Portfolio . . . . . . . . . . . . . . . . . . . . .   55,735,678
     Capital Appreciation Portfolio. . . . . . . . . . . . . . . .   42,758,390
     International Stock Portfolio . . . . . . . . . . . . . . . .   59,281,986
     Small Company Portfolio . . . . . . . . . . . . . . . . . . .   36,869,735
     Maturing Government Bond 1998 Portfolio . . . . . . . . . . .    1,317,247
     Maturing Government Bond 2002 Portfolio . . . . . . . . . . .      898,956
     Maturing Government Bond 2006 Portfolio . . . . . . . . . . .      957,941
     Maturing Government Bond 2010 Portfolio . . . . . . . . . . .      955,733
     Value Stock Portfolio . . . . . . . . . . . . . . . . . . . .   83,109,106
     Small Company Value Portfolio . . . . . . . . . . . . . . . .    5,932,017
     International Bond Portfolio. . . . . . . . . . . . . . . . .   26,629,863
     Index 400 Mid-Cap Portfolio . . . . . . . . . . . . . . . . .    5,666,558
     Macro-Cap Value . . . . . . . . . . . . . . . . . . . . . . .    5,339,893
     Micro-Cap Growth Portfolio. . . . . . . . . . . . . . . . . .    5,604,193
     Templeton Developing Markets Fund . . . . . . . . . . . . . .      689,281

                     MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(5)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated sub-account for the years ended December 31, 1997 and 1996 (periods ended December 31, 1997 for Small Company Value, International Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth and Templeton Developing Markets) were as follows:


                                                                     SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------
                                                                            MONEY          ASSET        MORTGAGE
                                               GROWTH         BOND          MARKET       ALLOCATION     SECURITIES
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1995  . . . . . . . . .   35,809,340     28,069,241     14,809,515    110,975,477     31,277,934
       Contract purchase . . . . . . . . .    7,959,321     13,440,580     34,210,814     20,938,882
        payments . . . . . . . . . . . . .                                                               7,656,512
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .   (5,320,209)    (4,777,759)   (26,090,695)   (15,702,709)    (6,406,491)
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1996  . . . . . . . . .   38,448,452     36,732,062     22,929,634    116,211,650     32,527,955
       Contract purchase . . . . . . . . .   10,771,702     13,082,596     32,831,960     17,230,670
        payments . . . . . . . . . . . . .                                                                8,805,041
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .   (4,514,907)    (6,548,254)   (35,956,753)   (13,950,918)    (6,581,799)
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1997  . . . . . . . . .   44,705,247     43,266,404     19,804,841    119,491,402     34,751,197
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------


                                                                     SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------
                                                                                                         MATURING
                                               INDEX         CAPITAL     INTERNATIONAL     SMALL        GOVERNMENT
                                                500       APPRECIATION       STOCK        COMPANY       BOND 1998
                                           ------------   ------------   ------------   ------------   ------------

     Units outstanding at
      December 31, 1995  . . . . . . . . .   35,272,024     45,964,468     68,725,183     43,234,716      3,330,772
       Contract purchase
        payments . . . . . . . . . . . . .   15,526,087     11,655,640     27,327,499     23,161,740      1,322,226
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .   (4,700,558)    (6,596,109)    (9,531,418)    (7,101,183)      (741,886)
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1996  . . . . . . . . .   46,097,553     51,023,999     86,521,264     59,295,273      3,911,112
       Contract purchase
        payments . . . . . . . . . . . . .   15,045,840      8,635,068     27,399,036     21,317,225        897,511
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .   (6,564,128)    (6,076,586)   (10,319,698)   (12,021,733)    (1,019,327)
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1997  . . . . . . . . .   54,579,265     53,582,481    103,600,602     68,590,765      3,789,296
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

                                                                     SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------
                                             MATURING       MATURING      MATURING                         SMALL
                                             GOVERNMENT    GOVERNMENT    GOVERNMENT         VALUE         COMPANY
                                             BOND 2002     BOND 2006      BOND 2010         STOCK          VALUE
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1995  . . . . . . . . .    2,417,823      1,878,731        924,681     18,744,902              -
       Contract purchase
        payments . . . . . . . . . . . . .      736,594        611,384      1,477,104     29,156,933              -
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .     (218,557)      (156,006)      (324,661)    (4,105,312)             -
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1996  . . . . . . . . .    2,935,860      2,334,109      2,077,124     43,796,523              -
       Contract purchase
        payments . . . . . . . . . . . . .      553,116        580,185        624,211     34,081,601      5,910,477
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .     (550,128)      (248,873)      (683,592)    (9,626,989)    (1,087,973)
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1997  . . . . . . . . .    2,938,848      2,665,421      2,017,743     68,251,135      4,822,504
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------


                                                                     SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------
                                                                                                         TEMPLETON
                                           INTERNATINAL    INDEX 400      MACRO-CAP      MICRO-CAP      DEVELOPING
                                               BOND         MID-CAP         VALUE          GROWTH          MARKETS
                                           ------------   ------------   ------------   ------------   ------------

     Units outstanding at
      December 31, 1996  . . . . . . . . .                           -              -              -              -
       Contract purchase
        payments . . . . . . . . . . . . .   26,222,899      5,600,260      5,329,567      5,472,331        807,553
       Deductions for contract
        terminations and
        withdrawal payments  . . . . . . .   (1,139,554)      (580,219)      (326,177)      (452,853)       (83,179)
                                           ------------   ------------   ------------   ------------   ------------
     Units outstanding at
      December 31, 1997  . . . . . . . . .   25,083,345      5,020,041      5,003,390      5,019,478        724,374
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

(6)  FINANCIAL HIGHLIGHTS

     The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

     GROWTH

                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  3.04           2.63           2.14           2.15           2.08
                                           ------------   ------------   ------------   ------------   ------------
     Income (loss) from
       investment operations:

        Net investment income (loss) . . .         (.02)          (.01)          (.01)          (.01)             -
        Net gains or losses on securities
         (both realized and unrealized)  .          .99            .42            .50              -            .07
                                           ------------   ------------   ------------   ------------   ------------
          Total from investment operations          .97            .41            .49           (.01)           .07
                                           ------------   ------------   ------------   ------------   ------------
     Unit value, end of year . . . . . . .      $  4.01           3.04           2.63           2.14           2.15
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     BOND

                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  2.19           2.15           1.82           1.93           1.77
                                           ------------   ------------   ------------   ------------   ------------
     Income (loss) from
       investment operations:

        Net investment income  . . . . . .          .09            .08            .04            .05            .05
        Net gains or losses on securities
         (both realized and unrealized)  .          .09           (.04)           .29           (.16)           .11

          Total from investment operations          .18            .04            .33           (.11)           .16
                                           ------------   ------------   ------------   ------------   ------------
     Unit value, end of year . . . . . . .      $  2.37           2.19           2.15           1.82           1.93
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MONEY MARKET

                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  1.57           1.52           1.46           1.42           1.40
                                           ------------   ------------   ------------   ------------   ------------
     Income from investment operations:

     Net investment income . . . . . . . .          .06            .05            .06            .04            .02
                                           ------------   ------------   ------------   ------------   ------------
     Total from investment operations  . .          .06            .05            .06            .04            .02
                                           ------------   ------------   ------------   ------------   ------------
     Unit value, end of year . . . . . . .      $  1.63           1.57           1.52           1.46           1.42
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     ASSET ALLOCATION

                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  2.76           2.49           2.01           2.07           1.97
                                           ------------   ------------   ------------   ------------   ------------
     Income (loss) from
       investment operations:

     Net investment income   . . . . . . .          .04            .04            .04            .01            .01
     Net gains or losses on securities
      (both realized and unrealized) . . .          .45            .23            .44           (.07)           .09
                                           ------------   ------------   ------------   ------------   ------------

     Total from investment operations  . .          .49            .27            .48           (.06)           .10
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, end of year . . . . . . .      $  3.25           2.76           2.49           2.01           2.07
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MORTGAGE SECURITIES

                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  2.01           1.93           1.66           1.74           1.61
                                           ------------   ------------   ------------   ------------   ------------
     Income (loss) from
       investment operations:

     Net investment income   . . . . . . .          .10            .10            .10            .06            .04
     Net gains or losses on securities
      (both realized and unrealized) . . .          .06           (.02)           .17           (.14)           .09
                                           ------------   ------------   ------------   ------------   ------------

     Total from investment operations  . .          .16            .08            .27           (.08)           .13
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, end of year . . . . . . .      $  2.17           2.01           1.93           1.66           1.74
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INDEX 500


                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  2.91           2.43           1.79           1.80           1.66
                                           ------------   ------------   ------------   ------------   ------------

     Income (loss) from
       investment operations:

         Net investment income . . . . . .         (.01)             -            .01              -              -
         Net gains or losses on securities
          (both realized and unrealized) .          .91            .48            .63           (.01)           .14
                                           ------------   ------------   ------------   ------------   ------------

           Total from investment operations         .90            .48            .64           (.01)           .14
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, end of year . . . . . . .      $  3.81           2.91           2.43           1.79           1.80
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     CAPITAL APPRECIATION


                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, beginning of year . . . .      $  2.93           2.52           2.08           2.06           1.89
                                           ------------   ------------   ------------   ------------   ------------

     Income from investment operations:

         Net investment loss . . . . . . .         (.04)          (.03)          (.03)          (.02)          (.02)
         Net gains or losses on securities
           (both realized and unrealized).          .82            .44            .47            .04            .19
                                           ------------   ------------   ------------   ------------   ------------

           Total from investment operations         .78            .41            .44            .02            .17
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, end of year . . . . . . .      $  3.71           2.93           2.52           2.08           2.06
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INTERNATIONAL STOCK

                                                                      YEAR ENDED DECEMBER 31,
                                           ------------------------------------------------------------------------
                                               1997           1996           1995           1994           1993
                                           ------------   ------------   ------------   ------------   ------------
     Unit value, beginning of year . . . .      $  1.73           1.46           1.30           1.32            .93
                                           ------------   ------------   ------------   ------------   ------------

     Income (loss) from
       investment operations:

         Net investment income (loss)  . .          .03            .02           (.02)           .01           (.01)
         Net gains or losses on securities
          (both realized and unrealized) .          .15            .25            .18           (.03)           .40
                                           ------------   ------------   ------------   ------------   ------------

           Total from investment operations         .18            .27            .16           (.02)           .39
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, end of year . . . . . . .      $  1.91           1.73           1.46           1.30           1.32
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     SMALL COMPANY



                                                                                                       PERIOD FROM
                                                              YEAR ENDED DECEMBER 31,                  MAY 3, 1993*
                                           ---------------------------------------------------------   TO DECEMBER
                                               1997           1996           1995           1994         31, 1993
                                           ------------   ------------   ------------   ------------   ------------
     Unit value, beginning of period . . .      $  1.67           1.59           1.22           1.16           1.00
                                           ------------   ------------   ------------   ------------   ------------

     Income from investment operations:

         Net investment loss . . . . . . .         (.02)          (.02)          (.02)          (.01)          (.01)
         Net gains or losses on securities
          (both realized and unrealized) .          .13            .10            .39            .07            .17
                                           ------------   ------------   ------------   ------------   ------------

           Total from investment operations         .11            .08            .37            .06            .16
                                           ------------   ------------   ------------   ------------   ------------

     Unit value, end of period . . . . . .      $  1.78           1.67           1.59           1.22           1.16
                                           ------------   ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------   ------------


     * Inception of the segregated sub-account was May 3, 1993, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 1998


                                                                                        PERIOD FROM
                                                      YEAR ENDED DECEMBER 31,           MAY 2, 1994*
                                           ------------------------------------------   TO DECEMBER
                                               1997           1996           1995        31, 1994
                                           ------------   ------------   ------------   ------------

     Unit value, beginning of period . . .      $  1.16           1.12            .98           1.00
                                           ------------   ------------   ------------   ------------

     Income (loss) from
       investment operations:

         Net investment income (loss)  . .          .04           (.01)           .05            .03
         Net gains or losses on securities
          (both realized and unrealized) .          .01            .05            .09           (.05)
                                           ------------   ------------   ------------   ------------

           Total from investment operations         .05            .04            .14           (.02)
                                           ------------   ------------   ------------   ------------

     Unit value, end of period . . . . . .      $  1.21           1.16           1.12            .98
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------



     * Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2002

                                                                                        PERIOD FROM
                                                      YEAR ENDED DECEMBER 31,           MAY 2, 1994*
                                           ------------------------------------------   TO DECEMBER
                                               1997           1996           1995        31, 1994
                                           ------------   ------------   ------------   ------------


     Unit value, beginning of period . . .      $  1.21           1.20            .97           1.00
                                           ------------   ------------   ------------   ------------

     Income (loss) from
       investment operations:

         Net investment income . . . . . .          .05            .06            .06            .04
         Net gains or losses on securities
          (both realized and unrealized) .          .03           (.05)           .17           (.07)
                                           ------------   ------------   ------------   ------------

           Total from investment operations         .08            .01            .23           (.03)
                                           ------------   ------------   ------------   ------------

     Unit value, end of period . . . . . .      $  1.29           1.21           1.20            .97
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------




     * Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2006

                                                                                        PERIOD FROM
                                                      YEAR ENDED DECEMBER 31,           MAY 2, 1994*
                                           ------------------------------------------   TO DECEMBER
                                               1997           1996           1995        31, 1994
                                           ------------   ------------   ------------   ------------

     Unit value, beginning of period . . .      $  1.25           1.28            .96           1.00
                                           ------------   ------------   ------------   ------------

     Income (loss) from
       investment operations:

         Net investment income . . . . . .          .05            .06            .06            .04
         Net gains or losses on securities
          (both realized and unrealized) .          .09           (.09)           .26           (.08)
                                           ------------   ------------   ------------   ------------

           Total from investment operations         .14           (.03)           .32           (.04)
                                           ------------   ------------   ------------   ------------

     Unit value, end of period . . . . . .      $  1.39           1.25           1.28            .96
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------



     * Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MATURING GOVERNMENT BOND 2010

                                                                                        PERIOD FROM
                                                      YEAR ENDED DECEMBER 31,           MAY 2, 1994*
                                           ------------------------------------------   TO DECEMBER
                                               1997           1996           1995        31, 1994
                                           ------------   ------------   ------------   ------------

     Unit value, beginning of period . . .      $  1.27           1.33            .95           1.00
                                           ------------   ------------   ------------   ------------

     Income (loss) from
       investment operations:

         Net investment income (loss)  . .          .04           (.02)           .06            .04
         Net gains or losses on securities
          (both realized and unrealized) .          .16           (.04)           .32           (.09)
                                           ------------   ------------   ------------   ------------

           Total from investment operations         .20           (.06)           .38           (.05)
                                           ------------   ------------   ------------   ------------

     Unit value, end of period . . . . . .      $  1.47           1.27           1.33            .95
                                           ------------   ------------   ------------   ------------
                                           ------------   ------------   ------------   ------------



     * Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     VALUE STOCK

                                                                                        PERIOD FROM
                                                      YEAR ENDED DECEMBER 31,           MAY 2, 1994*
                                           ------------------------------------------   TO DECEMBER
                                               1997           1996           1995        31, 1994
                                           ------------   ------------   ------------   ------------

     Unit value, beginning of period . . .      $  1.78           1.38           1.05           1.00
                                           ------------   ------------   ------------   ------------

     Income from investment operations:

         Net investment income . . . . . .            -              -              -            .01
         Net gains or losses on securities
          (both realized and unrealized) .          .35            .40            .33            .04
                                           ------------   ------------   ------------   ------------

           Total from investment operations         .35            .40            .33            .05
                                           ------------   ------------   ------------   ------------

     Unit value, end of period . . . . . .      $  2.13           1.78           1.38           1.05
                                           ------------   ------------   ------------   ------------



     * Inception of the segregated sub-account was May 2, 1994, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     SMALL COMPANY VALUE

                                                           PERIOD FROM
                                                         OCTOBER 1, 1997*
                                                           TO DECEMBER
                                                             31, 1997
                                                          ------------

     Unit value, beginning of period . . . . . . . . . .    $  1.00
                                                          ------------

     Income from investment operations:

         Net investment income   . . . . . . . . . . . .          -
         Net gains or losses on securities (both
           realized and unrealized). . . . . . . . . . .        .03
                                                          ------------

           Total from investment operations  . . . . . .        .03
                                                          ------------

     Unit value, end of period . . . . . . . . . . . . .    $  1.03
                                                          ------------
                                                          ------------


     * Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INTERNATIONAL BOND


                                                           PERIOD FROM
                                                         OCTOBER 1, 1997*
                                                           TO DECEMBER
                                                             31, 1997
                                                          ------------


     Unit value, beginning of period . . . . . . . . . .    $  1.00
                                                          ------------

     Income from investment operations:

         Net investment income . . . . . . . . . . . . .        .01
         Net gains or losses on securities (both
           realized and unrealized)  . . . . . . . . . .       (.01)
                                                          ------------

           Total from investment operations  . . . . . .          -
                                                          ------------

     Unit value, end of period . . . . . . . . . . . . .    $  1.00
                                                          ------------
                                                          ------------




     * Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INDEX 400 MID-CAP

                                                           PERIOD FROM
                                                         OCTOBER 1, 1997*
                                                           TO DECEMBER
                                                             31, 1997
                                                          ------------

     Unit value, beginning of period . . . . . . . . . .    $  1.00
                                                          ------------

     Income from investment operations:

         Net investment income . . . . . . . . . . . . .          -
         Net gains or losses on securities (both
           realized and unrealized)  . . . . . . . . . .          -
                                                          ------------

           Total from investment operations  . . . . . .          -
                                                          ------------

     Unit value, end of period . . . . . . . . . . . . .    $  1.00
                                                          ------------
                                                          ------------



     * Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MACRO-CAP VALUE

                                                           PERIOD FROM
                                                         OCTOBER 15, 1997*
                                                           TO DECEMBER
                                                             31, 1997
                                                          ------------

     Unit value, beginning of period . . . . . . . . . .    $  1.00
                                                          ------------

     Income (loss) from investment operations:

         Net investment income . . . . . . . . . . . . .          -
         Net gains or losses on securities (both
           realized and unrealized)  . . . . . . . . . .       (.02)
                                                          ------------

           Total from investment operations  . . . . . .       (.02)
                                                          ------------

     Unit value, end of period . . . . . . . . . . . . .     $  .98
                                                          ------------
                                                          ------------



     * Inception of the segregated sub-account was October 15, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     MACRO-CAP GROWTH


                                                           PERIOD FROM
                                                         OCTOBER 1, 1997*
                                                           TO DECEMBER
                                                             31, 1997
                                                          ------------

     Unit value, beginning of period . . . . . . . . . .    $  1.00
                                                          ------------

     Income (loss) from investment operations:

         Net investment loss . . . . . . . . . . . . . .       (.01)
         Net gains or losses on securities (both
           realized and unrealized)  . . . . . . . . . .       (.08)
                                                          ------------

           Total from investment operations  . . . . . .       (.09)
                                                          ------------

     Unit value, end of period . . . . . . . . . . . . .     $  .91
                                                          ------------
                                                          ------------



     * Inception of the segregated sub-account was October 1, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     TEMPLETON DEVELOPING MARKETS

                                                           PERIOD FROM
                                                         OCTOBER 2, 1997
                                                           TO DECEMBER
                                                             31, 1997
                                                          ------------

     Unit value, beginning of period . . . . . . . . . .    $  1.00
                                                          ------------

     Income (loss) from investment operations:

         Net investment income . . . . . . . . . . . . .          -
         Net gains or losses on securities (both
           realized and unrealized)  . . . . . . . . . .       (.31)
                                                          ------------

           Total from investment operations  . . . . . .       (.31)
                                                          ------------

     Unit value, end of period . . . . . . . . . . . . .     $  .69
                                                          ------------
                                                          ------------



     * Inception of the segregated sub-account was October 2, 1997, when the units became effectively registered under the Securities Exchange Act of 1933.

 INDEPENDENT AUDITORS' REPORT
The Board of Trustees
The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ending December 31, 1997 in conformity with generally accepted accounting principles.
  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                             KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 9, 1998

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1997 AND 1996

                                     ASSETS

                                                        1997        1996
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,518,807 and $4,558,975)                        $ 4,719,801 $ 4,674,082
  Held-to-maturity, at amortized cost (fair value
   $1,158,227 and $1,179,112)                          1,088,312   1,125,638
Equity securities, at fair value (cost $537,441 and
 $429,509)                                               686,638     549,797
Mortgage loans, net                                      661,337     608,808
Real estate, net                                          39,964      43,082
Policy loans                                             213,488     204,178
Short-term investments                                   112,352     126,372
Other invested assets                                    216,838      94,647
                                                     ----------- -----------
  Total investments                                    7,738,730   7,426,604
Cash                                                      96,179      57,140
Finance receivables, net                                 211,794     259,192
Deferred policy acquisition costs                        576,030     589,517
Accrued investment income                                 83,439      90,996
Premiums receivable                                       68,030      77,140
Property and equipment, net                               58,123      55,050
Reinsurance recoverables                                 150,126     126,629
Other assets                                              52,852      54,798
Separate account assets                                5,366,810   3,706,256
                                                     ----------- -----------
    Total assets                                     $14,402,113 $12,443,322
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,275,221 $ 4,310,015
  Future policy and contract benefits                  1,687,529   1,638,720
  Pending policy and contract claims                      64,356      70,577
  Other policyowner funds                                416,752     396,848
  Policyowner dividends payable                           55,321      49,899
  Unearned premiums and fees                             202,070     207,111
  Federal income tax liability:
    Current                                               45,300      25,643
    Deferred                                             166,057     149,665
  Other liabilities                                      334,305     286,042
  Notes payable                                          298,000     319,000
  Separate account liabilities                         5,320,517   3,691,374
                                                     ----------- -----------
    Total liabilities                                $12,865,428 $11,144,894
                                                     =========== ===========
Policyowners' surplus:
  Unassigned surplus                                   1,380,012   1,190,116
  Net unrealized investment gains                        156,673     108,312
                                                     ----------- -----------
   Total policyowners' surplus                         1,536,685   1,298,428
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $14,402,113 $12,443,322
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995

                            STATEMENTS OF OPERATIONS

                                             1997        1996        1995
                                          ----------  ----------  ----------
                                                   (IN THOUSANDS)
Revenues:
  Premiums                                $  615,253  $  612,359  $  603,770
  Policy and contract fees                   272,037     245,966     214,203
  Net investment income                      553,773     530,987     515,047
  Net realized investment gains              114,367      55,574      62,292
  Finance charge income                       43,650      46,932      39,937
  Other income                                71,707      51,630      40,250
                                          ----------  ----------  ----------
    Total revenues                         1,670,787   1,543,448   1,475,499
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyowner benefits                       515,873     541,520     517,771
  Interest credited to policies and con-
   tracts                                    298,033     288,967     297,145
  General operating expenses                 369,961     302,618     273,425
  Commissions                                114,404     103,370      93,465
  Administrative and sponsorship fees         81,750      79,360      76,223
  Dividends to policyowners                   26,776      24,804      27,282
  Interest on notes payable                   24,192      22,798      11,128
  Increase in deferred policy acquisi-
   tion costs                                (26,878)    (19,284)    (34,173)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,404,111   1,344,153   1,262,266
                                          ----------  ----------  ----------
     Income from operations before taxes     266,676     199,295     213,233
  Federal income tax expense (benefit):
    Current                                   84,612      68,033      71,379
    Deferred                                  (7,832)        744      11,995
                                          ----------  ----------  ----------
     Total federal income tax expense         76,780      68,777      83,374
      Net income                          $  189,896  $  130,518  $  129,859
                                          ==========  ==========  ==========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,298,428  $1,212,850  $  874,577
  Net income                                 189,896     130,518     129,859
  Change in net unrealized investment
   gains and losses                           48,361     (44,940)    208,414
                                          ----------  ----------  ----------
Policyowners' surplus, end of year        $1,536,685  $1,298,428  $1,212,850
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1997, 1996, AND 1995

                                            1997         1996         1995
                                         -----------  -----------  -----------
                                                   (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income                               $   189,896  $   130,518  $   129,859
Adjustments to reconcile net income to
 net cash provided by operating activi-
 ties:
  Interest credited to annuity and in-
   surance contracts                         276,719      275,968      288,218
  Fees deducted from policy and con-
   tract balances                           (214,803)    (206,780)    (201,575)
  Change in future policy benefits            76,358       84,389      100,025
  Change in other policyowner liabili-
   ties                                        7,597       16,099       (4,762)
  Change in deferred policy acquisition
   costs                                     (19,430)     (15,312)     (29,822)
  Change in premiums due and other re-
   ceivables                                  (9,280)     (26,142)     (18,039)
  Change in federal income tax liabili-
   ties                                        5,277      (12,055)      18,376
  Net realized investment gains             (123,016)     (59,546)     (66,643)
  Other, net                                   8,760       29,987       36,561
                                         -----------  -----------  -----------
    Net cash provided by operating ac-
     tivities                                198,078      217,126      252,198
                                         -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                1,099,114      877,682    1,349,348
  Equity securities                          601,936      352,901      203,493
  Mortgage loans                                 --        15,567        4,315
  Real estate                                  9,279       11,678       15,948
  Other invested assets                       26,877       12,280       10,775
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                  403,829      329,550      253,576
  Fixed maturity securities, held-to-
   maturity                                  139,394      114,222      127,617
  Mortgage loans                             109,246       94,703      104,730
Purchases of:
  Fixed maturity securities, available-
   for-sale                               (1,498,048)  (1,228,048)  (1,975,130)
  Fixed maturity securities, held-to-
   maturity                                  (82,835)     (60,612)    (140,763)
  Equity securities                         (585,349)    (446,599)    (212,142)
  Mortgage loans                            (157,247)    (108,691)    (209,399)
  Real estate                                 (3,908)      (3,786)     (16,554)
  Other invested assets                      (55,988)     (29,271)     (20,517)
Finance receivable originations or pur-
 chases                                     (115,248)    (175,876)    (167,298)
Finance receivable principal payments        133,762      142,723      123,515
Other, net                                   (88,626)     (40,062)     (19,292)
                                         -----------  -----------  -----------
    Net cash used for investing activi-
     ties                                    (63,812)    (141,639)    (567,778)
                                         -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insur-
 ance contracts                              928,696      657,405      710,525
Withdrawals from annuity and insurance
 contracts                                (1,013,588)    (702,681)    (563,569)
Proceeds from issuance of surplus notes          --           --       124,967
Proceeds from issuance of debt by sub-
 sidiary                                         --        60,000       50,000
Payments on debt by subsidiary               (21,000)     (21,000)     (10,000)
Other, net                                    (3,355)      (6,898)      (3,801)
                                         -----------  -----------  -----------
    Net cash provided by (used for) fi-
     nancing activities                     (109,247)     (13,174)     308,122
                                         -----------  -----------  -----------
Net increase (decrease) in cash and
 short-term investments                       25,019       62,313       (7,458)
Cash and short-term investments, begin-
 ning of year                                183,512      121,199      128,657
                                         -----------  -----------  -----------
Cash and short-term investments, end of
 year                                    $   208,531  $   183,512  $   121,199
                                         ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES


NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.
  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues in 1997 for these business units were $854,192,000, $284,222,000, $232,619,000 and $114,324,000, respectively. Additional revenues of $185,430,000, were reported by the Company's subsidiaries.
  At December 31, 1997, the Company was one of the 12 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.
  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates, and asset valuations, could cause actual results to differ from the estimates used in the financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.
  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.
  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.
  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.
  Deferred acquisition costs amortized were $128,176,000, $125,978,000 and $104,940,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Finance charges and interest is suspended when a loan is considered by management to be impaired. Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and are carried at fair value.
  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.
  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.
  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.
  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1997 and 1996, was $6,269,000 and $5,968,000, respectively.
  Policy loans are carried at the unpaid principal balance.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Derivative Financial Instruments
The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps were used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps were based upon certain stock indices. If, at the time of settlement for a particular swap, the designated stock index had fallen below a specified level, the counterparty would pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index had risen, the Company would pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap. The equity swaps were settled with the counterparties in August of 1997.
  The swaps were carried at fair value, which were based upon dealer quotes. Changes in fair value were recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses were recognized in income. The Company realized a loss of approximately $31 million in 1997, upon settlement of these equity swaps.
  The Company began investing in international bonds denominated in foreign currencies in 1997. The Company uses forward foreign exchange currency contracts as part of its risk management strategy for international investments. The forward foreign exchange currency contracts are used to reduce market risks from changes in foreign exchange rates. These forward foreign exchange currency contracts are agreements to purchase a specified amount of one currency in exchange for a specified amount of another currency at a future point in time at a foreign exchange currency rate agreed upon on the contract open date. No cash is exchanged at the outset of the contract and no payments are made by either party until the contract close date. On the contract close date the contracted amount of the purchased currency is received from the counterparty and the contracted amount of the sold currency is sent to the counterparty. These contracts are generally short-term in nature and there is no material exposure to the Company at December 31, 1997.

Capital Gains and Losses
Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.
  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $90,926,000 and $81,962,000 at December 31, 1997 and 1996, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expenses for the years ended December 31, 1997, 1996 and 1995, were $8,965,000, $6,454,000 and $5,941,000, respectively.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyowners and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.
  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $46,293,000 and $14,882,000 as of December 31, 1997 and 1996, respectively.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Policyowner Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.
  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.
  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business
Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors, and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes
Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Reclassifications
Certain 1996 and 1995 financial statement balances have been reclassified to conform with the 1997 presentation.

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1997      1996      1995
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $457,391  $433,985  $426,114
Equity securities            16,182    14,275     8,883
Mortgage loans               55,929    63,865    58,943
Real estate                    (407)     (475)      497
Policy loans                 15,231    13,828    12,821
Short-term investments        6,995     6,535     6,716
Other invested assets         3,871     4,901     5,168
                           --------  --------  --------
  Gross investment income   555,192   536,914   519,142
Investment expenses          (1,419)   (5,927)   (4,095)
                           --------  --------  --------
    Total                  $553,773  $530,987  $515,047
                           ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                             1997    1996     1995
                           -------- -------  -------
                                (IN THOUSANDS)
Fixed maturity securities  $  3,711 $(6,536) $24,025
Equity securities            92,765  57,770   36,374
Mortgage loans                2,011    (721)    (207)
Real estate                   1,598   7,088    2,436
Other invested assets        14,282  (2,027)    (336)
                           -------- -------  -------
    Total                  $114,367 $55,574  $62,292
                           ======== =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1997      1996      1995
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 18,804  $ 19,750  $ 34,898
  Gross realized losses                          (15,093)  (26,286)  (10,873)
Equity securities:
  Gross realized gains                           151,200    79,982    52,670
  Gross realized losses                          (27,672)  (22,212)  (16,296)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1997       1996
                                                 ---------  --------
                                                   (IN THOUSANDS)
Gross unrealized gains                           $ 472,671  $314,576
Gross unrealized losses                           (118,863)  (77,337)
Adjustment to deferred acquisition costs          (100,299)  (65,260)
Adjustment to unearned policy and contract fees    (13,087)   (8,192)
Deferred federal income taxes                      (83,749)  (55,475)
                                                 ---------  --------
  Net unrealized gains                           $ 156,673  $108,312
                                                 =========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                               GROSS UNREALIZED
                                    AMORTIZED  -----------------    FAIR
                                       COST     GAINS    LOSSES    VALUE
                                    ---------- -------- -------- ----------
                                                (IN THOUSANDS)
DECEMBER 31, 1997
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities $  239,613 $ 18,627 $    --  $  258,240
  Foreign governments                    1,044      --        29      1,015
  Corporate securities               2,273,474  216,056   70,484  2,419,046
  International bond securities        150,157    2,565   23,530    129,192
  Mortgage-backed securities         1,854,519   66,934    9,145  1,912,308
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,518,807  304,182  103,188  4,719,801
  Equity securities--unaffiliated      421,672  134,558   14,575    541,655
  Equity securities--affiliated        115,769   29,214      --     144,983
                                    ---------- -------- -------- ----------
    Total equity securities            537,441  163,772   14,575    686,638
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,056,248  467,954  117,763  5,406,439
Held-to maturity:
  Corporate securities                 893,407   59,850      752    952,505
  Mortgage-backed securities           194,905   10,817      --     205,722
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,088,312   70,667      752  1,158,227
                                    ---------- -------- -------- ----------
      Total                         $6,144,560 $538,621 $118,515 $6,564,666
                                    ========== ======== ======== ==========
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities $  302,820 $  2,397 $  6,756 $  298,461
  State, municipalities, and polit-
   ical subdivisions                    11,296      759      --      12,055
  Foreign governments                    1,926      --        54      1,872
  Corporate securities               2,450,126  115,846   19,554  2,546,418
  Mortgage-backed securities         1,792,807   64,834   42,365  1,815,276
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,558,975  183,836   68,729  4,674,082
  Equity securities--unaffiliated      353,983  107,172    5,168    455,987
  Equity securities--affiliated         75,526   18,284      --      93,810
                                    ---------- -------- -------- ----------
    Total equity securities            429,509  125,456    5,168    549,797
                                    ---------- -------- -------- ----------
      Total available-for-sale       4,988,484  309,292   73,897  5,223,879
Held-to maturity:
  Corporate securities                 904,994   50,187    3,130    952,051
  Mortgage-backed securities           220,644    7,833    1,416    227,061
                                    ---------- -------- -------- ----------
    Total held-to-maturity           1,125,638   58,020    4,546  1,179,112
                                    ---------- -------- -------- ----------
      Total                         $6,114,122 $367,312 $ 78,443 $6,402,991
                                    ========== ======== ======== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1997 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   47,387 $   44,198 $    2,982 $    3,004
Due after one year through five
 years                               335,383    354,936    120,846    124,461
Due after five years through ten
 years                             1,355,665  1,416,149    317,689    337,322
Due after ten years                  925,853    992,210    451,890    487,718
                                  ---------- ---------- ---------- ----------
                                   2,664,288  2,807,493    893,407    952,505
Mortgage-backed securities         1,854,519  1,912,308    194,905    205,722
                                  ---------- ---------- ---------- ----------
  Total                           $4,518,807 $4,719,801 $1,088,312 $1,158,227
                                  ========== ========== ========== ==========

  At December 31, 1997 and 1996, bonds and certificates of deposit with a carrying value of $8,000,000 and $12,934,000, respectively, were on deposit with various regulatory authorities as required by law.
  Allowances for credit losses on investment are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1997    1996
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,500 $ 1,895
Foreclosed real estate      --      535
Investment real estate    2,248   2,529
                        ------- -------
  Total                 $ 3,748 $ 4,959
                        ======= =======

  At December 31, 1997, the recorded investment in mortgage loans that were considered to be impaired was $18,400 before allowance for credit losses. These impaired loans, due to adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000 and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.
  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1997 and 1996.
  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1997    1996    1995
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,895  $1,711  $2,449
Provision for credit losses      --      381     127
Charge-offs                     (395)   (197)   (865)
                              ------  ------  ------
  Balance at end of year      $1,500  $1,895  $1,711
                              ======  ======  ======

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1997   1996   1995
                                                         ------ ------ -------
                                                            (IN THOUSANDS)
Average impaired mortgage loans                          $3,268 $9,375 $15,845
Interest income on impaired mortgage loans--contractual     556  1,796   1,590
Interest income on impaired mortgage loans--collected       554  1,742   1,515

(4) NOTES RECEIVABLE

In connection with the Company's planned construction of an additional home office facility in St. Paul, the Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of Saint Paul, Minnesota (HRA) in November, 1997. A maximum of $15 million in funds is available under this loan for condemnation and demolition of the Company's proposed building site. The note bears interest at a rate of 8.625%, with principal payments commencing February 2004 and a maturity date of August 2025. Interest payments are accrued and are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 1997 HRA has drawn $286,775 on this loan contingency agreement and accrued interest of $1,374.

(5) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1997      1996
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $183,424  $204,038
Retail installment notes               20,373    30,843
Retail revolving credit                25,426    24,863
Credit card receivables                   --      3,541
Accrued interest                        3,116     3,404
                                     --------  --------
 Gross receivables                   $232,339  $266,689
Allowance for uncollectible amounts   (20,545)   (7,497)
                                     --------  --------
  Finance receivables, net           $211,794  $259,192
                                     ========  ========

  Direct installment loans at December 31, 1997 consisted of $83,836,000 of discount basis loans (net of unearned finance charges) and $99,588,00 of interest-bearing loans. As of December 31, 1996, discount basis loans amounted to $93,127,000 and interest-bearing loans amounted to $110,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $65 million and $69 million of real estate secured loans at December 31, 1997 and 1996, respectively. Revolving credit loans included approximately $24 million and $23 million of real estate secured loans at December 31, 1997 and 1996, respectively. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.
  Principal cash collections of direct installment loans amounted to $90,940,000, $92,438,000 and $75,865,000 and the percentage of these cash collections to the average net balances were 47%, 48%, and 47% for the years ended December 31, 1997, 1996 and 1995, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) NET FINANCE RECEIVABLES (CONTINUED)

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                                1997      1996     1995
                              --------  --------  -------
                                   (IN THOUSANDS)
Balance at beginning of year  $  7,497  $  6,377  $ 5,360
Provision for credit losses     28,206    10,086    6,140
Charge-offs                    (17,869)  (11,036)  (6,585)
Recoveries                       2,711     2,070    1,462
                              --------  --------  -------
  Balance at end of year      $ 20,545  $  7,497  $ 6,377
                              ========  ========  =======

  At December 31, 1997, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 1997 and the related allowance for credit losses was as follows:

                                     INSTALLMENT REVOLVING
                                        LOANS     CREDIT   TOTAL
                                     ----------- --------- ------
                                            (IN THOUSANDS)
Balances at December 31, 1997          $7,723     14,492   22,215
Related allowance for credit losses    $4,200      7,772   11,972

  All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 1997. The average balances of impaired loans during the year ended December 31, 1997 was $7,397,000 and $12,793,000, respectively, for installment basis and revolving credit direct loans.
  There were no material commitments to lend additional funds to customers whose loans were classified as non-accrual at December 31, 1997.

(6) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                  1997     1996     1995
                                                 -------  -------  -------
                                                     (IN THOUSANDS)
Computed tax expense                             $93,337  $69,753  $74,631
Difference between computed and actual tax ex-
 pense:
  Dividends received deduction                    (5,573)  (2,534)  (1,710)
  Special tax on mutual life insurance companies   3,341    2,760   10,134
  MF&C sale                                       (4,408)     --       --
  Foundation gain                                 (4,042)  (1,260)    (540)
  Tax credits                                     (3,600)  (3,475)  (1,840)
  Expense adjustments and other                   (2,275)   3,533    2,699
                                                 -------  -------  -------
    Total tax expense                            $76,780  $68,777  $83,374
                                                 =======  =======  =======

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) INCOME TAXES (CONTINUED)

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1997     1996
                                                      -------- --------
                                                       (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 14,374 $ 15,854
  Unearned fee income                                   49,274   43,232
  Pension and post-retirement benefits                  23,434   21,815
  Tax deferred policy acquisition costs                 73,134   58,732
  Net realized capital losses                            9,609    8,275
  Other                                                 20,524   19,229
                                                      -------- --------
    Gross deferred tax assets                          190,349  167,137
Deferred tax liabilities:
  Deferred policy acquisition costs                    201,611  206,331
  Real estate and property and equipment depreciation   11,165   10,089
  Basis difference on investments                       11,061    8,605
  Net unrealized capital gains                         122,876   81,339
  Other                                                  9,693   10,438
                                                      -------- --------
    Gross deferred tax liabilities                     356,406  316,802
                                                      -------- --------
      Net deferred tax liability                      $166,057 $149,665
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1997 and 1996, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.
  Income taxes paid for the years ended December 31, 1997, 1996 and 1995, were $97,721,000, $79,026,000 and $64,390,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1997     1996     1995
                                -------- -------- --------
                                      (IN THOUSANDS)
Balance at January 1            $416,910 $377,302 $349,311
  Less: reinsurance recoverable  102,161   80,333   61,624
                                -------- -------- --------
Net balance at January 1         314,749  296,969  287,687
                                -------- -------- --------
Incurred related to:
  Current year                   121,153  134,727  129,896
  Prior years                      7,809    4,821   (4,014)
                                -------- -------- --------
Total incurred                   128,962  139,548  125,882
                                -------- -------- --------
Paid related to:
  Current year                    51,275   51,695   47,620
  Prior years                     57,475   70,073   68,980
                                -------- -------- --------
Total paid                       108,750  121,768  116,600
                                -------- -------- --------
Net balance at December 31       334,961  314,749  296,969
  Plus: reinsurance recoverable  104,716  102,161   80,333
                                -------- -------- --------
Balance at December 31          $439,677 $416,910 $377,302
                                ======== ======== ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.
  As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) by $7,809, $4,821 and ($4,014) in 1997, 1996 and 1995,
respectively. These amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

(8) EMPLOYEE BENEFIT PLANS

Pension Plans
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.
  Net periodic pension cost for the years ended December 31 included the following components:

                                                   1997      1996      1995
                                                  -------  --------  --------
                                                       (IN THOUSANDS)
Service cost-benefits earned during the period    $ 6,462  $  6,019  $  5,294
Interest accrued on projected benefit obligation    9,640     8,541     7,935
Actual return on plan assets                       (9,575)  (12,619)  (18,061)
Net amortization and deferral                         656     4,698    11,811
                                                  -------  --------  --------
  Net periodic pension cost                       $ 7,183  $  6,639  $  6,979
                                                  =======  ========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS      UNFUNDED PLANS
                                         ------------------  ----------------
                                           1997      1996     1997     1996
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 70,638  $ 61,328  $   --   $   --
  Non-vested benefit obligation            21,252    19,119    8,017    5,912
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 91,890  $ 80,447  $ 8,017  $ 5,912
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $130,144  $117,836  $15,744  $12,576
  Plan assets at fair value               128,970   115,107      --       --
                                         --------  --------  -------  -------
  Plan assets less then projected bene-
   fit obligation                           1,174     2,729   15,744   12,576
  Unrecognized net gain (loss)              6,061     3,633   (4,229)  (2,332)
  Unrecognized prior service cost            (334)     (364)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,202     2,422   (7,682)  (8,451)
  Additional minimum liability                --        --     4,184    4,119
                                         --------  --------  -------  -------
    Net pension liability                $  9,103  $  8,420  $ 8,017  $ 5,912
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.3% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1997 and 1996. The assumed long-term rate of return on plan assets was either 8.5% or 7.5%, depending on the plan.

Profit Sharing Plans
The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1997, 1996 and 1995 of $7,173,000, $6,092,000 and $6,595,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions
The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

  Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1997    1996    1995
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost-benefits earned during the period    $1,008  $1,011  $1,276
Interest accrued on projected benefit obligation   1,826   2,041   2,452
Amortization of prior service cost                  (526)   (513)   (513)
Amortization of net gain                            (480)   (177)    --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $1,828  $2,362  $3,215
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1997    1996
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation
  Retirees                                              $ 9,333 $10,238
  Other fully eligible plan participants                  4,861   4,594
  Other active plan participants                          9,738   9,514
                                                        ------- -------
    Total accumulated postretirement benefit obligation  23,932  24,346
  Unrecognized prior service cost                         3,680   4,107
  Unrecognized net gain                                  11,290   9,880
                                                        ------- -------
    Accrued postretirement benefit liability            $38,902 $38,333
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1997 and 1996 was 7.5%. The 1997 net health care cost trend rate was 8.5%, graded to 5.5% over 6 years, and the 1996 rate was 9.0%, graded to 5.5% over 7 years.
  The assumptions presented herein are based on pertinent information available to management as of December 31, 1997 and 1996. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31,1997 by $4,323,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1997 by $588,000.


(9) SALE OF SUBSIDIARY

On October 1, 1997, the Company sold Minnesota Fire and Casualty Company (MFC), a wholly owned subsidiary to Harleysville Group, Inc. The Company received net cash proceeds of approximately $33.5 million from the sale, and realized a gain of approximately $14.5 million. HomePlus Insurance Company (HomePlus), a previously wholly owned subsidiary of MFC, was excluded from the sale of assets. In accordance with the agreement, prior to September 30,1997, MFC made a distribution of private placement bonds to the Company with an amortized cost of approximately $4.3 million and transferred all issued and outstanding shares of HomePlus to the Company. The carrying value of the transferred shares was approximately $5.8 million. Under an administrative services agreement with MFC, the Company has retained MFC to provide financial and other services for HomePlus.

(10) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.
  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10) REINSURANCE (CONTINUED)

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1997      1996      1995
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $595,686  $615,098  $600,841
Reinsurance assumed    78,097    64,489    64,792
Reinsurance ceded     (58,530)  (67,228)  (61,863)
                     --------  --------  --------
  Net premiums       $615,253  $612,359  $603,770
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $58,072,000, $72,330,000 and $58,338,000 during 1997, 1996 and 1995 respectively.

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1997 and 1996. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.
  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments, and finance receivables approximate the assets' fair values.
  The interest rates on the finance receivables outstanding as of December 31, 1997 and 1996, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1997 and 1996, approximate the fair value for those respective dates.
  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 1997 and 1996 as those investments contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.
  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                    1997                  1996
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,719,801 $4,719,801 $4,674,082 $4,674,082
  Held-to-maturity           1,088,312  1,158,227  1,125,638  1,179,112
Equity securities              686,638    686,638    549,797    549,797
Mortgage loans:
  Commercial                   506,860    527,994    432,198    445,976
  Residential                  154,477    158,334    176,610    180,736
Policy loans                   213,488    213,488    204,178    204,178
Short-term investments         112,352    112,352    126,372    126,372
Cash                            96,179     96,179     57,140     57,140
Finance receivables, net       211,794    211,794    259,192    259,192
Derivatives                      1,457      1,457      1,197      1,197
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,791,358 $7,886,264 $7,606,404 $7,677,782
                            ========== ========== ========== ==========

  The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                         1997                  1996
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,131,806 $2,112,301 $2,178,355 $2,152,636
Annuity certain contracts            55,431     57,017     52,636     53,962
Other fund deposits                 754,960    753,905    808,592    805,709
Guaranteed investment contracts       8,188      8,187     18,770     18,866
Supplementary contracts without
 life contingencies                  46,700     45,223     47,966     47,536
Notes payable                       298,000    302,000    319,000    325,974
                                 ---------- ---------- ---------- ----------
  Total financial liabilities    $3,295,085 $3,278,633 $3,425,319 $3,404,683
                                 ========== ========== ========== ==========

(12) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce of the State of Minnesota. The approved accrued interest was $3,008,000 as of December 31, 1997 and 1996. The issuance costs of $1,357,000 are deferred and amortized over 30 years on straight-line basis.

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(12) NOTES PAYABLE (CONTINUED)

  Notes payable as of December 31 were as follows:

                                                            1997     1996
                                                          -------- --------
                                                           (IN THOUSANDS)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.53%-8.77%, through
 2003                                                      173,000  194,000
                                                          -------- --------
  Total notes payable                                     $298,000 $319,000
                                                          ======== ========

  At December 31, 1997, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1998, $31,000,000; 1999 $49,000,000;
2000 $33,000,000; 2001 $26,000,000; 2002 $22,000,000.
  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 1997.
  Interest paid on debt for the years ended December 31, 1997, 1996 and 1995, was $18,197,000, $21,849,000 and $6,504,000, respectively.

(13) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.
  In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.
  The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $279,978,000 as of December 31, 1997. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.
  The Company has long-term commitments to fund venture capital and real estate investments totaling $139,774,000 as of December 31, 1997. The Company estimates that $51,300,000 of these commitments will be invested in 1998, with the remaining $88,474,000 invested over the next four years.
  As of December 31, 1997, the Company had committed to purchase bonds and mortgage loans totaling $109,362,000 but had not completed the purchase transactions.
  At December 31, 1997, the Company had guaranteed the payment of $73,100,000 in policyowner dividends and discretionary amounts payable in 1998. The Company has pledged bonds, valued at $75,774,000 to secure this guarantee.
  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. An asset is recorded for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(14) STATUTORY FINANCIAL DATA

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1997        1996       1997      1996      1995
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  870,688  $  682,886  $167,078  $115,797  $ 88,706
Adjustments:
  Deferred policy acquisi-
   tion costs                 576,030     589,517    19,430    15,312    29,822
  Net unrealized invest-
   ment gains                 199,637     111,575       --        --        --
  Statutory asset valua-
   tion reserve               242,100     240,474       --        --        --
  Statutory interest main-
   tenance reserve             24,169      24,707      (538)   (8,192)   12,976
  Premiums and fees de-
   ferred or receivable       (74,025)    (75,716)    2,175     1,587       497
  Change in reserve basis     108,105      98,406     9,699    20,114    12,382
  Separate accounts           (51,172)    (40,755)   (6,272)   (6,304)     (854)
  Unearned policy and con-
   tract fees                (126,477)   (121,843)  (12,825)   (2,530)   (4,410)
  Surplus notes              (125,000)   (125,000)      --        --        --
  Net deferred taxes         (166,057)   (149,665)    7,832      (744)  (11,995)
  Nonadmitted assets           32,611      31,531       --        --        --
  Policyowner dividends        60,036      57,765     2,708       502     4,660
  Other                       (33,960)    (25,454)      609    (5,024)   (1,925)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,536,685  $1,298,428  $189,896  $130,518  $129,859
                           ==========  ==========  ========  ========  ========

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I

       SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                               DECEMBER 31, 1997

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  239,613 $  258,240   $  258,240
  Foreign governments                          1,044      1,015        1,015
  Public utilities                           385,228    406,920      398,887
  Mortgage-backed securities               2,049,424  2,118,030    2,107,213
  All other corporate bonds                2,931,810  3,093,823    3,042,758
                                          ---------- ----------   ----------
    Total bonds                            5,607,119  5,878,028    5,808,113
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                           7,732     10,090       10,090
    Banks, trusts and insurance companies     37,217     47,120       47,120
    Industrial, miscellaneous and all
     other                                   354,317    460,170      460,170
  Nonredeemable preferred stocks              22,406     24,275       24,275
                                          ---------- ----------   ----------
      Total equity securities                421,672    541,655      541,655
                                          ---------- ----------   ----------
Mortgage loans on real estate                661,337     xxxxxx      661,337
Real estate(2)                                39,964     xxxxxx       39,964
Policy loans                                 213,488     xxxxxx      213,488
Other long-term investments                  216,838     xxxxxx      216,838
Short-term investments                       112,352     xxxxxx      112,352
                                          ---------- ----------   ----------
      Total                                1,243,979        --    $1,243,979
                                          ---------- ----------   ----------
Total investments                         $7,272,770 $6,419,683   $7,593,747
                                          ========== ==========   ==========

-------
(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $-0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                   AS OF DECEMBER 31,
                   ----------------------------------------------------
                               FUTURE POLICY
                    DEFERRED      BENEFITS                OTHER POLICY
                     POLICY    LOSSES, CLAIMS              CLAIMS AND
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE
-------            ----------- -------------- ----------- -------------
                                    (IN THOUSANDS)
1997:
 Life insurance     $434,012     $2,229,396    $166,704     $42,627
 Accident and
 health insurance     70,593        466,109      34,250      17,153
 Annuity              71,425      3,266,965         --        4,576
 Property and
 liability
 insurance               --             280       1,116         --
                    --------     ----------    --------     -------
                    $576,030     $5,962,750    $202,070     $64,356
                    ========     ==========    ========     =======
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772
 Accident and
 health insurance     62,407        437,118      33,770      18,774
 Annuity              70,649      3,360,614         --           31
 Property and
 liability
 insurance               --          27,855      24,189         --
                    --------     ----------    --------     -------
                    $589,517     $5,948,735    $207,111     $70,577
                    ========     ==========    ========     =======
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212
 Accident and
 health insurance     55,888        400,950      34,847      14,567
 Annuity              53,015      3,401,760         --           33
 Property and
 liability
 insurance               --          30,117      23,783         --
                    --------     ----------    --------     -------
                    $539,732     $5,841,981    $210,494     $55,812
                    ========     ==========    ========     =======

                                      FOR THE YEARS ENDED DECEMBER 31,
                   ----------------------------------------------------------------------
                                                        AMORTIZATION
                                           BENEFITS,    OF DEFERRED
                                 NET     CLAIMS, LOSSES    POLICY      OTHER
                    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING  PREMIUMS
SEGMENT            REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES  WRITTEN(4)
-------            ---------- ---------- -------------- ------------ --------- ----------
                                          (IN THOUSANDS)
1997:
 Life insurance     $576,468   $247,267     $476,747      $102,473   $345,938
 Accident and
 health insurance    205,869     40,343       87,424         9,451    101,960
 Annuity              64,637    261,768      242,738        16,252    129,263
 Property and
 liability
 insurance            40,316      4,395       33,773           --      13,146    43,376
                    --------   --------     --------      --------   --------   -------
                    $887,290   $553,773     $840,682      $128,176   $590,307   $43,376
                    ========   ========     ========      ========   ========   =======
1996:
 Life insurance     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance    160,097     34,202       96,743        14,017     87,222
 Annuity              79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance            50,109      5,550       36,933           --      19,033    50,515
                    --------   --------     --------      --------   --------   -------
                    $858,325   $530,987     $855,291      $125,978   $508,146   $50,515
                    ========   ========     ========      ========   ========   =======
1995:
 Life insurance     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance    153,505     33,358       93,482        11,448     83,345
 Annuity              74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance            49,216      5,703       33,563           --      18,090    51,133
                    --------   --------     --------      --------   --------   -------
                    $817,973   $515,047     $842,198      $104,940   $454,241   $51,133
                    ========   ========     ========      ========   ========   =======

-----
(1) Includes policy and contract account balances
(2) Includes unearned policy and contract fees
(3) Includes policy and contract fees
(4) Applies only to property and liability insurance

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                  SCHEDULE IV

                                  REINSURANCE

              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1997:
 Life insurance in force  $118,345,796 $14,813,351 $29,341,332 $132,873,777    22.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    340,984 $    30,547 $    63,815 $    374,252    17.1%
   Accident and health
    insurance                  175,647      16,332       1,310      160,625     0.8%
   Annuity                      40,060          --          --       40,060      --
   Property and liability
    insurance                   38,995      11,651      12,972       40,316    32.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    595,686 $    58,530 $    78,097 $    615,253    12.7%
                          ============ =========== =========== ============
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============

                                  PART C

                             OTHER INFORMATION

                   Minnesota Mutual Variable Annuity Account

                   Cross Reference Sheet to Other Information


Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Minnesota Mutual Variable Annuity Account for the fiscal year ended December 31, 1997, are included in Part B of this filing and consist of the following:

          1.  Independent Auditors' Report

          2.  Statements of Assets and Liabilities.

          3.  Statements of Operations.

          4.  Statements of Changes in Net Assets.

          5.  Notes to Financial Statements.

     (b) Audited Financial Statements of the Depositor, The Minnesota Mutual Life Insurance Company, for the fiscal year ended December 31, 1997 and 1996, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - The Minnesota Mutual Life Insurance Company.

          2. Consolidated Balance Sheets - The Minnesota Mutual Life Insurance Company.


          3. Consolidated Statements of Operations and Policyowners' Surplus - The Minnesota Mutual Life Insurance Company.


          4. Consolidated Statements of Cash Flows - The Minnesota Mutual Life Insurance Company.


          5. Notes to Consolidated Financial Statements - The Minnesota Mutual Life Insurance Company.

          6. Summary of Investments-Other than Investments in Related Parties - The Minnesota Mutual Life Insurance Company.

          7. Supplementary Insurance Information - The Minnesota Mutual Life Insurance Company.

          8.  Reinsurance - The Minnesota Mutual Life Insurance Company.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          2.  Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (b) Agent's Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                    Post-Effective Amendment Number 4, is hereby incorporated by reference.


          4.  (a)   The Flexible Payment Deferred Variable Annuity, form
                    94-9307 previously filed as this exhibit to Registrant's
                    Form N-4, File Number 33-80788, Post-Effective Amendment
                    Number 4, is hereby incorporated by reference.


              (b) The Qualified Plan Agreement, form 84-9094 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (c) The Individual Retirement Annuity Agreement, form 83-9058 Rev. 3-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (d) The Retirement Certificate, form 83-9060 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (e) Tax Sheltered Annuity Loan Agreement, form 94-9309 previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (f) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number 97-9418.


              (g) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number 98-9431.


          5.  (a)   Application, form 84-9093 Rev. 9-1997


              (b)   Application, form 92-9286 Rev. 9-1997

          6.  Certificate of Incorporation and Bylaws.

              (a) The Articles of Re-Incorporation of the Depositor previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (b) The Bylaws of the Depositor previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          7.  Not applicable.

          8.  Not applicable.

          9.  Opinion and consent of Donald F. Gruber, Esq.

         10.  Consent of KPMG Peat Marwick LLP.

         11.  Not applicable.

         12.  Not applicable.

         13.  Schedule for Computation of Performance Quotation

              (a) Stock Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (b) Bond Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (c) Money Market Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (d) Managed Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (e) Mortgage Securities Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (f) Index Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (g) Aggressive Growth Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (h) International Stock Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (i) Small Company Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (j)  Value Stock Segregated Sub-Account Performance
                   Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788,
                   Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (k) Maturing Government Bond - 1998 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.

              (l) Maturing Government Bond - 2002 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (m) Maturing Government Bond - 2006 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.


              (n) Maturing Government Bond - 2010 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-80788, Post-Effective Amendment Number 4, is hereby incorporated by reference.




         15. The Minnesota Mutual Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                  Positions and Offices        Positions and Offices
 Business Address                   with Insurance Company         with Registrant
------------------                  ----------------------       ---------------------
Guilio Agostini                     Trustee                      None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN  55144-1000

Anthony L. Andersen                 Trustee                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN  55114

Leslie S. Biller                    Trustee                      None
Norwest Corporation
Sixth & Marquette
Minneapolis, MN  55479-1052

John F. Bruder                      Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                   Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Frederick P. Feuerherm              Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

John F. Grundhofer                  Trustee                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN  55402-4302

Harold V. Haverty                   Trustee                      None
Deluxe Corporation
401 Woodduck Lane
North Oaks, MN  55127

Robert E. Hunstad                   Executive Vice President     None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

James E. Johnson                    Senior Vice President        None
The Minnesota Mutual Life           and Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael T. Kellett                  Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

David S. Kidwell, Ph.D.             Trustee                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN  55455

Reatha C. King, Ph.D.               Trustee                      None
General Mills Foundation
P.O. Box 1113
Minneapolis, MN  55440

Richard D. Lee                      Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Dennis E. Prohofsky                 Senior Vice President        None
The Minnesota Mutual Life           General Counsel and
 Insurance Company                  Secretary
400 Robert Street North
St. Paul, MN  55101

Thomas E. Rohricht                  Trustee                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade Center
30 East Seventh Street
St. Paul, MN  55101-4999

Terry Tinson Saario, Ph.D.          Trustee                      None
3141 Dean Court #1202
Minneapolis, MN  55416

Robert L. Senkler                   Chairman, President and      None
The Minnesota Mutual Life           Chief Executive Officer
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Michael E. Shannon                  Trustee                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN  55102

Gregory S. Strong                   Senior Vice President and    None
The Minnesota Mutual Life           Chief Financial Officer
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Terrence M. Sullivan                Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Randy F. Wallake                    Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN  55101

Frederick T. Weyerhaeuser           Trustee                      None
Clearwater Management Company and
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN  55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          MIMLIC Asset Management Company
          The Ministers Life Insurance Company
          MIMLIC Corporation
          Northstar Life Insurance Company (New York)
          Robert Street Energy, Inc.
          HomePlus Insurance Company

Open-end registered investment company offering shares soley to separate accounts of The Minnesota Mutual Life Insurance Company and Northstar Life Insurance Company:


          Advantus Series Fund, Inc.


Wholly-owned subsidiaries of MIMLIC Asset Management Company:

          Ascend Financial Services, Inc.
          Advantus Capital Management, Inc.

Wholly-owned subsidiaries of MIMLIC Corporation:

          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MIMLIC Venture Corporation
          Personal Finance Company (Delaware)
          Wedgewood Valley Golf, Inc.
          Ministers Life Resources, Inc.
          Enterprise Holding Corporation

          HomePlus Insurance Agency, Inc.
          MCM Funding 1997-1, Inc.


Wholly-owned subsidiaries of Enterprise Holding Corporation:

          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          Financial Ink Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation


Wholly-owned subsidiary of Ascend Financial Services, Inc.:

          MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts)

Majority-owned subsidiaries of MIMLIC Imperial Corporation:


          J. H. Shoemaker Advisory Corporation (Tennessee)
          Consolidated Capital Advisors, Inc.  (Tennessee)


Majority-owned subsidiary of Ascend Financial Services, Inc.:


          MIMLIC Insurance Agency of Ohio, Inc. (Ohio)


Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.



Majority-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          MIMLIC Life Insurance Company (Arizona)
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.

          Advantus Venture Fund, Inc.
          Advantus Index 500 Fund, Inc.

Less than majority-owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:

          Advantus Money Market Fund, Inc.

Less than 25% owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.
          Advantus Horizon Fund, Inc.

          Unless indicated otherwise, parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 25, 1998, the number of holders of securities of this class were as follows:


                                         Number of Record
             Title of Class                  Holders
             --------------              ----------------

        Variable Annuity Contracts            5,943


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Annuity Account pursuant to the foregoing provisions, or otherwise, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, The Minnesota Mutual Life Insurance Company and Minnesota Mutual Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc.; and the MIMLIC Cash Fund, Inc.) and for four additional registered separate accounts of The Minnesota Mutual Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

          (b) Directors and Officers of Underwriter.


                        DIRECTORS AND OFFICERS OF UNDERWRITER

                                  Positions and            Positions and
Name and Principal                Offices                  Offices
Business Address                  with Underwriter         with Registrant
----------------                  ----------------         ---------------

Robert E. Hunstad                 Director                 Executive Vice President
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                President, Chief         Director, Broker-Dealer
400 Robert Street North           Executive Officer and
St. Paul, Minnesota 55101         Director

D. Ann Degenshein                 Vice President,          Manager
400 Robert Street North           Compliance
St. Paul, Minnesota 55101

Margaret Milosevich               Vice President, Chief    Manager
400 Robert Street North           Operations Officer,
St. Paul, Minnesota 55101         Treasurer and Secretary

Dennis E. Prohofsky               Secretary                Senior Vice President,
400 Robert Street North                                    General Counsel and Secretary
St. Paul, Minnesota 55101

Thomas L. Clark                   Assistant Treasurer      Compliance Analyst
400 Robert Street North
St. Paul, Minnesota 55101

Margaret A. Berg                  Assistant Secretary      Manager
400 Robert Street North
St. Paul, Minnesota 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of      Net Underwriting   Compensation on
 Principal       Discounts and      Redemption or     Brokerage       Other
Underwriter       Commissions       Annuitization    Commissions   Compensation
------------   ----------------   ----------------   -----------   ------------

Ascend
 Financial
 Services,
 Inc.            $15,067,613


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of The Minnesota Mutual Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

    (a) Previously Filed

    (b) Previously Filed

    (c) Previously Filed

    (d) The Minnesota Mutual Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 33-80788, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Mutual Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Minnesota Mutual Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 405(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 14th day of April, 1998.


                         MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                         By: THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                        (Depositor)



                     By _______________________________________________
                                     Robert L. Senkler
                        Chairman, President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, The Minnesota Mutual Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 14th day of April, 1998.


                     THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

                     By _______________________________________________
                                     Robert L. Senkler
                        Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


     Signature                    Title                    Date
     ---------                    -----                    ----

*                                 Chairman of the Board,
----------------------------      President and Chief
Robert L. Senkler                 Executive Officer

*                                 Trustee
----------------------------
Giulio Agostini

*                                 Trustee
----------------------------
Anthony L. Andersen

*                                 Trustee
----------------------------
John F. Grundhofer

*                                 Trustee
----------------------------
Harold V. Haverty

*                                 Trustee
----------------------------
David S. Kidwell, Ph.D.

*                                 Trustee
----------------------------
Reatha C. King, Ph.D.

*                                 Trustee
----------------------------
Thomas E. Rohricht

*                                 Trustee
----------------------------
Terry N. Saario, Ph.D.

*                                 Trustee
----------------------------
Michael E. Shannon

*                                 Trustee
----------------------------
Frederick T. Weyerhaeuser

                                  Vice President                April 14, 1998
----------------------------      (chief accounting officer)
Gregory S. Strong

                                  Vice President                April 14, 1998
----------------------------      (chief accounting officer)
Gregory S. Strong

                                  Attorney-in-Fact              April 14, 1998
----------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated February 9, 1998, previously filed as
Exhibit 15 to this Registration Statement.

                                    EXHIBIT INDEX

Exhibit Number   Description of Exhibit
--------------   ----------------------
    4.           (f)  Individual Retirement Annuity (IRA) Agreement, SEP,
                      Traditional IRA and Roth-IRA, form number 97-9418.

                 (g) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number 97-9431.

    5.           (a)  Application, form 84-9093 Rev. 9-1997

                 (b)  Application, form 92-9286 Rev. 9-1997

    9.           Opinion and consent of Donald F. Gruber, Esq.

   10.           Consent of KPMG Peat Marwick LLP.

   15. The Minnesota Mutual Life Insurance Company Power of Attorncy To Sign Registration Statements